UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03395

Franklin Federal Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Federal Tax-Free Income Fund
Class A [FFQAX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Federal Tax-Free Income Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$40	0.78%
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$8,004,892,420
Total Number of Portfolio Holdings	1,002
Portfolio Turnover Rate	6.65%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Tax-Free Income Fund	PAGE 1	1116-STSR-1225

Franklin Federal Tax-Free Income Fund
Class A1 [FKTIX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Federal Tax-Free Income Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$33	0.63%
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$8,004,892,420
Total Number of Portfolio Holdings	1,002
Portfolio Turnover Rate	6.65%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Tax-Free Income Fund	PAGE 1	116-STSR-1225

Franklin Federal Tax-Free Income Fund
Class C [FRFTX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Federal Tax-Free Income Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$61	1.18%
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$8,004,892,420
Total Number of Portfolio Holdings	1,002
Portfolio Turnover Rate	6.65%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Tax-Free Income Fund	PAGE 1	216-STSR-1225

Franklin Federal Tax-Free Income Fund
Class R6 [FFTQX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Federal Tax-Free Income Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$25	0.48%
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$8,004,892,420
Total Number of Portfolio Holdings	1,002
Portfolio Turnover Rate	6.65%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Tax-Free Income Fund	PAGE 1	8116-STSR-1225

Franklin Federal Tax-Free Income Fund
Advisor Class [FAFTX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Federal Tax-Free Income Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$27	0.53%
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$8,004,892,420
Total Number of Portfolio Holdings	1,002
Portfolio Turnover Rate	6.65%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Tax-Free Income Fund	PAGE 1	620-STSR-1225

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Federal Tax-Free
Income Fund
Financial Statements and Other Important Information
Semi-Annual | October 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 37
Notes to Financial Statements 41
Changes In and Disagreements with Accountants 49
Results of Meeting(s) of Shareholders 49
Remuneration Paid to Directors, Officers and Others 49
Board Approval of Management and Subadvisory Agreements 49

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.52 $10.66 $10.72 $10.97 $12.31 $11.60
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.38 0.37 0.34 0.31 0.33
Net realized and unrealized gains (losses) 0.29 (0.14) (0.06) (0.25) (1.35) 0.71
Total from investment operations ........ 0.49 0.24 0.31 0.09 (1.04) 1.04
Less distributions from:
Net investment income .............. (0.20) (0.38) (0.37) (0.34) (0.30) (0.33)
Net asset value, end of period .......... $10.81 $10.52 $10.66 $10.72 $10.97 $12.31
Total return
c
....................... 4.70% 2.20% 2.92% 0.87% (8.62)% 9.01%
Ratios to average net assets
d
Expenses ......................... 0.78% 0.77%
e,f
0.79%
e,f
0.79%
e,f
0.77%
e,f
0.78%
e,f
Net investment income ............... 3.78% 3.53% 3.50% 3.21% 2.56% 2.72%
Supplemental data
Net assets, end of period (000’s) ........ $2,014,131 $1,990,039 $1,968,264 $1,940,290 $1,916,791 $1,770,979
Portfolio turnover rate ................ 6.65% 9.61% 15.32% 28.31% 22.08% 16.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.52 $10.66 $10.72 $10.97 $12.31 $11.60
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.40 0.39 0.36 0.33 0.35
Net realized and unrealized gains (losses) 0.29 (0.14) (0.07) (0.26) (1.35) 0.70
Total from investment operations ........ 0.50 0.26 0.32 0.10 (1.02) 1.05
Less distributions from:
Net investment income .............. (0.21) (0.40) (0.38) (0.35) (0.32) (0.34)
Net asset value, end of period .......... $10.81 $10.52 $10.66 $10.72 $10.97 $12.31
Total return
c
....................... 4.78% 2.35% 3.08% 1.02% (8.48)% 9.17%
Ratios to average net assets
d
Expenses ......................... 0.63% 0.62%
e,f
0.64%
e,f
0.64%
e,f
0.63%
e,f
0.63%
e,f
Net investment income ............... 3.93% 3.68% 3.65% 3.35% 2.71% 2.89%
Supplemental data
Net assets, end of period (000’s) ........ $3,881,509 $4,024,438 $4,601,265 $5,215,087 $6,256,503 $6,919,289
Portfolio turnover rate ................ 6.65% 9.61% 15.32% 28.31% 22.08% 16.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.51 $10.65 $10.71 $10.96 $12.30 $11.59
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.34 0.33 0.30 0.26 0.29
Net realized and unrealized gains (losses) 0.29 (0.14) (0.07) (0.25) (1.34) 0.70
Total from investment operations ........ 0.47 0.20 0.26 0.05 (1.08) 0.99
Less distributions from:
Net investment income .............. (0.18) (0.34) (0.32) (0.30) (0.26) (0.28)
Net asset value, end of period .......... $10.80 $10.51 $10.65 $10.71 $10.96 $12.30
Total return
c
....................... 4.49% 1.79% 2.51% 0.47% (8.99)% 8.58%
Ratios to average net assets
d
Expenses ......................... 1.18% 1.17%
e,f
1.18%
e,f
1.19%
e,f
1.18%
e,f
1.18%
e,f
Net investment income ............... 3.38% 3.13% 3.09% 2.79% 2.15% 2.35%
Supplemental data
Net assets, end of period (000’s) ........ $110,346 $127,394 $180,672 $246,760 $340,772 $543,196
Portfolio turnover rate ................ 6.65% 9.61% 15.32% 28.31% 22.08% 16.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.53 $10.67 $10.73 $10.98 $12.32 $11.61
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.41 0.40 0.37 0.35 0.37
Net realized and unrealized gains (losses) 0.28 (0.14) (0.06) (0.25) (1.35) 0.70
Total from investment operations ........ 0.50 0.27 0.34 0.12 (1.00) 1.07
Less distributions from:
Net investment income .............. (0.21) (0.41) (0.40) (0.37) (0.34) (0.36)
Net asset value, end of period .......... $10.82 $10.53 $10.67 $10.73 $10.98 $12.32
Total return
c
....................... 4.85% 2.50% 3.22% 1.17% (8.35)% 9.31%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.48% 0.48% 0.49% 0.50% 0.48% 0.49%
Expenses net of waiver and payments by
affiliates .......................... 0.48% 0.48%
e,f
0.49%
e,f
0.49%
e
0.48%
e,f
0.49%
e,f
Net investment income ............... 4.08% 3.82% 3.79% 3.51% 2.88% 3.00%
Supplemental data
Net assets, end of period (000’s) ........ $902,482 $791,700 $824,024 $952,887 $761,716 $294,727
Portfolio turnover rate ................ 6.65% 9.61% 15.32% 28.31% 22.08% 16.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.53 $10.67 $10.73 $10.98 $12.32 $11.61
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.41 0.40 0.37 0.34 0.36
Net realized and unrealized gains (losses) 0.29 (0.14) (0.07) (0.26) (1.35) 0.71
Total from investment operations ........ 0.50 0.27 0.33 0.11 (1.01) 1.07
Less distributions from:
Net investment income .............. (0.21) (0.41) (0.39) (0.36) (0.33) (0.36)
Net asset value, end of period .......... $10.82 $10.53 $10.67 $10.73 $10.98 $12.32
Total return
c
....................... 4.83% 2.45% 3.18% 1.12% (8.39)% 9.27%
Ratios to average net assets
d
Expenses ......................... 0.53% 0.52%
e,f
0.54%
e,f
0.54%
e,f
0.52%
e,f
0.53%
e,f
Net investment income ............... 4.02% 3.78% 3.75% 3.44% 2.80% 2.98%
Supplemental data
Net assets, end of period (000’s) ........ $1,096,424 $1,105,998 $1,135,784 $998,541 $1,383,620 $1,829,553
Portfolio turnover rate ................ 6.65% 9.61% 15.32% 28.31% 22.08% 16.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited), October 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Common Stocks 0.0%
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 53,204 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
Principal
Amount
a a a a
Corporate Bonds 0.5%
Software 0.5%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 35,660,000 37,413,510
Total Corporate Bonds (Cost $ 35,660,000 ) ......................................
37,413,510
Municipal Bonds 97.4%
Alabama 3.3%
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 10,000,000 10,013,701
c
Black Belt Energy Gas District ,
Revenue , 2022 F , Mandatory Put , 5.5% , 12/01/28 ......................... 24,715,000 26,127,465
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 17,015,000 18,481,905
Revenue , 2023 D-1 , Refunding , Mandatory Put , 5.5% , 2/01/29 ................ 4,000,000 4,246,632
Revenue , 2024 A , Mandatory Put , 5.25% , 9/01/32 ......................... 4,500,000 4,941,331
Chilton County Health Care Authority , County of Chilton Sales Tax , Revenue , 2015 A ,
5% , 11/01/40 ..................................................... 8,425,000 8,427,810
County of Jefferson , Sewer , Revenue , 2024 , Refunding , 5.5% , 10/01/53 .......... 39,600,000 41,775,747
d
County of Mobile , Revenue , 144A, 2020 , 4% , 11/01/45 ....................... 12,700,000 11,257,204
c
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 25,230,000 27,846,588
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 15,000,000 16,866,090
Jacksonville Public Educational Building Authority ,
Jacksonville State University , Revenue , 2023 A , AG Insured , 5.25% , 8/01/53 ..... 8,000,000 8,212,929
Jacksonville State University , Revenue , 2023 A , AG Insured , 5.5% , 8/01/58 ...... 2,000,000 2,080,755
Southeast Energy Authority A Cooperative District ,
c
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 12,850,000 13,931,331
c
Revenue , 2023 B , Mandatory Put , 5% , 6/01/30 ............................ 6,000,000 6,399,993
Revenue , 2024 A , 5% , 11/01/35 ....................................... 20,000,000 21,343,036
c
Revenue , 2025 A , Mandatory Put , 5% , 6/01/35 ............................ 19,500,000 20,891,376
c
Revenue , 2025 B , Mandatory Put , 5.25% , 1/01/33 ......................... 14,000,000 15,087,527
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........ 5,000,000 5,097,288
263,028,708
Alaska 0.1%
Alaska Municipal Bond Bank Authority , Revenue , 2015-3 , 5% , 10/01/39 ........... 200,000 200,247
Alaska Railroad Corp. , Revenue , 2025 , AG Insured , 6% , 10/01/50 ............... 2,800,000 3,059,869
Northern Tobacco Securitization Corp. ,
Revenue, Senior Lien , 2021 A , 1 , Refunding , 4% , 6/01/50 ................... 3,250,000 2,724,169
Revenue, Senior Lien , 2021 B-1 , 2 , Refunding , 4% , 6/01/50 .................. 735,000 717,208
6,701,493
Arizona 2.0%
Arizona Industrial Development Authority ,
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/32 ............. 205,000 206,552
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/33 ............. 220,000 221,542
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/34 ............. 230,000 228,421
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/35 ............. 235,000 231,162
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/36 ............. 220,000 213,935
Leman Academy of Excellence Obligated Group , Revenue , 2022 A , Refunding , 4.5% ,
7/01/54 ........................................................ 10,000,000 8,563,157

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
c
Chandler Industrial Development Authority , Intel Corp. , Revenue , 2022-1 , Mandatory
Put , 5% , 9/01/27 .................................................. $ 9,000,000 $ 9,150,394
City of Phoenix Civic Improvement Corp. ,
Airport , Revenue , 2017 A , 5% , 7/01/47 .................................. 10,000,000 10,045,762
Airport , Revenue, Junior Lien , 2017 D , Refunding , 4% , 7/01/40 ............... 25,000,000 25,072,405
Airport , Revenue, Senior Lien , 2018 , 5% , 7/01/48 .......................... 6,000,000 6,058,783
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 4% , 7/01/45 .................................................. 3,235,000 3,097,559
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/32 ..... 6,000,000 7,036,951
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/34 ..... 5,000,000 6,017,040
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/35 ..... 9,860,000 11,962,703
Glendale Industrial Development Authority , People of Faith, Inc. Obligated Group ,
Revenue , 2020 A , 5% , 5/15/56 ........................................ 10,000,000 8,642,802
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group , Revenue , 2019 E , 4% , 1/01/45 ............... 10,000,000 9,363,601
Banner Health Obligated Group , Revenue , 2019 F , 4% , 1/01/45 ............... 25,000,000 23,409,002
Maricopa County Pollution Control Corp. ,
El Paso Electric Co. , Revenue , 2009 A , Refunding , 3.6% , 2/01/40 ............. 19,500,000 18,112,167
Southern California Edison Co. , Revenue , 2000 A , Refunding , 2.4% , 6/01/35 ..... 5,000,000 4,259,599
Salt River Project Agricultural Improvement & Power District , Revenue , 2023 A , 5% ,
1/01/47 ......................................................... 6,245,000 6,571,018
158,464,555
Arkansas 0.1%
Arkansas Development Finance Authority , Baptist Memorial Health Care Obligated
Group , Revenue , 2020 B-1 , Refunding , 5% , 9/01/44 ........................ 3,600,000 3,620,770
City of Centerton ,
Sales & Use Tax , Revenue , 2024 , AG Insured , 4% , 11/01/44 ................. 2,250,000 2,180,752
Sales & Use Tax , Revenue , 2024 , AG Insured , 4.125% , 11/01/49 .............. 1,400,000 1,364,811
Sales & Use Tax , Revenue , 2024 , AG Insured , 4% , 11/01/54 ................. 1,625,000 1,647,905
8,814,238
California 8.5%
d
Align Affordable Housing Bond Fund LP , Coronado Springs Tower LLC , Revenue ,
144A, 2020-2 , A , 4% , 9/01/27 ......................................... 17,835,000 17,793,623
c
ARC70 II TRUST , Revenue , 2021-1 , A , Mandatory Put , 4% , 12/01/37 ............ 11,360,000 9,684,456
c
California Community Choice Financing Authority ,
Revenue , 2023 A-1 , Mandatory Put , 5% , 8/01/29 .......................... 5,000,000 5,330,728
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 43,250,000 46,403,768
d
California Community Housing Agency ,
Aster Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 2/01/56 .......... 22,400,000 18,767,374
Brio Apartments & Next on Lex Apartments , Revenue, Senior Lien , 144A, 2021 A-1 ,
4% , 2/01/56 .................................................... 17,850,000 14,763,312
K Street Flats , Revenue , 144A, 2021 A-1 , 3% , 2/01/57 ...................... 10,000,000 6,769,230
California Statewide Communities Development Authority ,
Enloe Medical Center Obligated Group , Revenue , 2022 A , AG Insured , 5% , 8/15/42 425,000 443,979
Enloe Medical Center Obligated Group , Revenue , 2022 A , AG Insured , 5.125% ,
8/15/47 ........................................................ 620,000 637,053
Enloe Medical Center Obligated Group , Revenue , 2022 A , AG Insured , 5.25% ,
8/15/52 ........................................................ 7,815,000 8,033,432
Enloe Medical Center Obligated Group , Revenue , 2022 A , AG Insured , 5.375% ,
8/15/57 ........................................................ 12,495,000 12,912,088
d
CMFA Special Finance Agency ,
Latitude33 , Revenue , 144A, 2021 A-1 , 3% , 12/01/56 ....................... 12,000,000 7,936,845
Solana at Grand , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 8/01/56 .......... 5,300,000 4,575,021
d
CMFA Special Finance Agency Enclave , Revenue, Senior Lien , 144A, 2022 A-1 , 4% ,
8/01/58 ......................................................... 26,500,000 20,130,945

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
d
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ $ 27,500,000 $ 19,925,917
Corona-Norco Unified School District ,
GO , C , AG Insured , 6.2% , 8/01/29 ..................................... 3,250,000 3,460,605
GO , C , Pre-Refunded , AG Insured , 6.8% , 8/01/39 ......................... 8,500,000 9,117,078
e
GO , C , AG Insured , 4.35%, 8/01/39 .................................... 7,500,000 4,176,321
d
CSCDA Community Improvement Authority ,
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-1 , 3.6% , 5/01/47 ....... 10,000,000 8,262,108
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-2 , 3.25% , 5/01/57 ...... 12,500,000 8,608,430
Acacia on Santa Rosa Creek , Revenue, Senior Lien , 144A, 2021 A , 4% , 10/01/56 . 13,000,000 10,731,769
Crescent (The) , Revenue, Senior Lien , 144A, 2022 A-2 , 4.3% , 7/01/59 .......... 13,700,000 10,976,922
Escondido Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/48 ........ 10,000,000 7,222,889
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-1 , 2.875% , 8/01/41 2,620,000 2,419,053
Monterey Station Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 7/01/43 . 7,855,000 6,149,203
Park Crossing Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 12/01/58 . 18,750,000 12,934,594
Vineyard Garden Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 10/01/58 14,000,000 9,921,391
Waterscape Apartments , Revenue, Senior Lien , 144A, 2021 A , 3% , 9/01/56 ...... 1,670,000 1,145,386
Westgate Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/47 ...... 15,000,000 10,531,973
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 12/01/49 ... 30,000,000 20,392,665
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 4% , 12/01/58 ... 25,000,000 17,730,910
Foothill-Eastern Transportation Corridor Agency ,
Revenue , 2013 A , Refunding , AG Insured , 5.4% , 1/15/30 .................... 15,475,000 17,282,051
Revenue , 2013 A , Refunding , 6.85% , 1/15/42 ............................. 20,000,000 22,908,504
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 .................... 12,500,000 15,716,252
e
New Haven Unified School District ,
GO , 2009 , AG Insured , 2.61%, 8/01/31 .................................. 2,055,000 1,771,764
GO , 2009 , AG Insured , 2.68%, 8/01/32 .................................. 7,830,000 6,550,992
GO , 2009 , AG Insured , 2.77%, 8/01/33 .................................. 7,660,000 6,196,628
Norman Y Mineta San Jose International Airport SJC , Revenue , 2017 A , Refunding ,
5% , 3/01/47 ...................................................... 23,855,000 23,909,101
Oro Grande Elementary School District , COP , 2020 , Refunding , 4% , 9/15/28 ....... 2,095,000 2,117,742
e
Rialto Unified School District , GO , 2011 A , AG Insured , 3.97%, 8/01/36 ........... 20,000,000 13,154,066
San Diego County Regional Airport Authority , Revenue, Senior Lien , 2023 B , 5.25% ,
7/01/58 ......................................................... 15,000,000 15,719,853
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , Refunding , 5% , 5/01/49 ............................... 26,805,000 27,132,546
Revenue, Second Series , 2019 E , 5% , 5/01/50 ............................ 13,000,000 13,136,409
San Jose Unified School District , GO , 2018 E , 4% , 8/01/42 .................... 10,600,000 10,631,096
e
San Mateo Foster City School District , GO , A , 5.414%, 8/01/42 ................. 50,000,000 55,333,440
e
San Mateo Union High School District ,
GO , 2011 A , 6.228%, 9/01/33 ......................................... 6,065,000 6,158,738
GO , 2011 A , 6.588%, 9/01/41 ......................................... 20,000,000 21,604,534
e
Santa Ana Unified School District ,
GO , 2009 B , AG Insured , 3.16%, 8/01/35 ................................ 10,000,000 7,386,220
GO , 2009 B , AG Insured , 3.3%, 8/01/36 ................................. 18,865,000 13,304,413
GO , 2009 B , AG Insured , 3.45%, 8/01/37 ................................ 10,000,000 6,714,713
f
Southern California Public Power Authority , Revenue , FRN , 2007 B , 4.524% , ( 3-month
TSOF + 1.645% ), 11/01/38 ........................................... 6,000,000 5,885,206
State of California , GO , 2002 , NATL Insured , 5% , 10/01/32 .................... 20,000 20,030
e
West Contra Costa Unified School District ,
GO , C-1 , Refunding , AG Insured , 2.69%, 8/01/29 .......................... 10,000,000 9,051,336
GO , C-1 , Refunding , AG Insured , 2.74%, 8/01/30 .......................... 20,845,000 18,335,562
GO , C-1 , Refunding , AG Insured , 2.78%, 8/01/31 .......................... 20,000,000 17,078,082
GO , C-1 , Refunding , AG Insured , 2.85%, 8/01/32 .......................... 10,730,000 8,876,322
683,864,668

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado 2.6%
d
Access 25 Metropolitan District No. 2 , GO , 144A, 2023 , 6.75% , 12/01/53 .......... $ 3,555,000 $ 3,686,595
Baseline Metropolitan District No. 1 , GO , 2024 A , Refunding , AG Insured , 4% , 12/01/46 2,000,000 1,927,726
d
Broadway Park North Metropolitan District No. 2 , GO , 144A, 2020 , Refunding , 5% ,
12/01/49 ........................................................ 1,575,000 1,496,679
City & County of Denver ,
Airport System , Revenue , 1992 C , NATL Insured , ETM, 6.125% , 11/15/25 ....... 1,055,000 1,055,835
Airport System , Revenue , 2022 D , Refunding , 5.75% , 11/15/45 ............... 10,000,000 10,804,303
Airport System , Revenue , 2022 D , Refunding , 5% , 11/15/53 .................. 10,000,000 10,236,824
Airport System , Revenue, Sub. Lien , 2018 A , Refunding , 5% , 12/01/37 .......... 10,000,000 10,360,793
Airport System , Revenue, Sub. Lien , 2018 A , Refunding , 5% , 12/01/43 .......... 5,000,000 5,075,679
Airport System , Revenue, Sub. Lien , 2018 A , Refunding , 5.25% , 12/01/43 ....... 11,045,000 11,322,661
Airport System , Revenue, Sub. Lien , 2018 A , Refunding , 5% , 12/01/48 .......... 15,500,000 15,621,456
Pledged Excise Tax , Revenue , 2018 A-1 , 5% , 8/01/48 ...................... 39,690,000 39,722,816
e
Pledged Excise Tax , Revenue , 2018 A-2 , 4.16%, 8/01/35 .................... 2,000,000 1,344,554
e
Pledged Excise Tax , Revenue , 2018 A-2 , 4.21%, 8/01/36 .................... 2,500,000 1,604,112
e
Pledged Excise Tax , Revenue , 2018 A-2 , 4.26%, 8/01/37 .................... 2,455,000 1,503,642
e
Pledged Excise Tax , Revenue , 2018 A-2 , 4.34%, 8/01/38 .................... 2,000,000 1,163,294
Colorado Educational & Cultural Facilities Authority , James Irwin Educational
Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/62 ................... 2,200,000 2,131,004
Colorado Health Facilities Authority ,
BSLC II Obligated Group , Revenue, Second Tier , 2025 , 5.625% , 9/15/59 ........ 6,505,000 6,525,791
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 4% , 8/01/49 13,000,000 11,362,139
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5.25% , 11/01/52 ...... 10,500,000 10,846,090
Covenant Living Communities and Services Obligated Group , Revenue , 2020 A ,
Refunding , 4% , 12/01/50 ........................................... 4,930,000 4,117,670
Constitution Heights Metropolitan District , GO , 2020 , Refunding , 5% , 12/01/49 ..... 1,752,000 1,667,148
d
DIATC Metropolitan District , GO , 144A, 2019 , Refunding , 5% , 12/01/49 ........... 2,000,000 1,975,058
Evan's Place Metropolitan District , GO , 2020 A-3 , 5% , 12/01/50 ................. 1,575,000 1,490,427
d
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5.55% , 12/01/47 3,500,000 3,557,235
Park Creek Metropolitan District , Westerly Creek District Service Area , Revenue,
Senior Lien , 2018 A , 5% , 12/01/46 ..................................... 2,875,000 2,927,002
Prairie Center Metropolitan District No. 3 , GO , 2024 A , Refunding , 5.875% , 12/15/46 . 1,375,000 1,450,085
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............ 20,000,000 24,424,886
South Maryland Creek Ranch Metropolitan District ,
GO , 2023 , Refunding , AG Insured , 5% , 12/01/48 .......................... 800,000 824,509
GO , 2023 , Refunding , AG Insured , 5.125% , 12/01/57 ....................... 2,150,000 2,214,910
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2 , Revenue , 2020 A , Refunding ,
3.75% , 12/01/40 ................................................. 500,000 510,296
Sterling Ranch Colorado Metropolitan District No. 2 , Revenue , 2020 A , Refunding ,
4.25% , 12/01/50 ................................................. 1,150,000 1,174,139
Westminster Public Schools , GO , 2024 A , 5% , 12/01/49 ...................... 15,000,000 15,900,706
210,026,064
Connecticut 0.2%
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/38 .......... 2,200,000 2,207,435
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/46 .......... 6,000,000 5,624,417
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 4% , 7/01/41 ... 5,000,000 4,796,119
University of Hartford (The) , Revenue , 2022 P , 5.375% , 7/01/52 ............... 6,000,000 5,482,665
18,110,636
Delaware 0.1%
County of Kent ,
CHF-Dover LLC , Revenue , 2018 A , 5% , 7/01/40 ........................... 1,100,000 1,104,525
CHF-Dover LLC , Revenue , 2018 A , 5% , 7/01/48 ........................... 1,485,000 1,412,694
CHF-Dover LLC , Revenue , 2018 A , 5% , 7/01/53 ........................... 1,100,000 1,025,401

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Delaware (continued)
Delaware State Economic Development Authority ,
Newark Charter School, Inc. , Revenue , 2021 , Refunding , 4% , 9/01/41 .......... $ 600,000 $ 553,339
Newark Charter School, Inc. , Revenue , 2021 , Refunding , 4% , 9/01/51 .......... 3,300,000 2,785,376
6,881,335
Florida 8.3%
Abbott Square Community Development District , Special Assessment , 2025 , 5.625% ,
5/01/55 ......................................................... 1,300,000 1,342,492
Alachua County Health Facilities Authority ,
Oak Hammock at the University of Florida Obligated Group , Revenue , 2022 ,
Refunding , 4% , 10/01/40 ........................................... 2,500,000 2,353,346
Oak Hammock at the University of Florida Obligated Group , Revenue , 2022 ,
Refunding , 4% , 10/01/46 ........................................... 1,750,000 1,476,973
Ave Maria Stewardship Community District , Assessments , Special Assessment , 2022
A , Refunding , 4% , 5/01/42 ........................................... 5,020,000 4,574,762
Babcock Ranch Community Independent Special District ,
Assessment Area 3A , Special Assessment , 2020 , 4% , 5/01/40 ................ 1,840,000 1,780,299
Assessment Area 3A , Special Assessment , 2020 , 4% , 5/01/50 ................ 1,500,000 1,288,689
d
Bannon Lakes Community Development District , Phase 2 , Special Assessment , 144A,
2021 , 3.5% , 5/01/41 ................................................ 700,000 623,646
Brevard County Health Facilities Authority , Health First, Inc. Obligated Group , Revenue ,
2022 A , Refunding , 5% , 4/01/52 ....................................... 10,000,000 10,083,640
Capital Projects Finance Authority ,
CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 , Refunding , 5% , 10/01/31 ...... 1,500,000 1,599,377
Provident Group - Continuum Properties LLC , Revenue, Senior Lien , 2023 A-1 , 5% ,
11/01/53 ....................................................... 2,125,000 2,037,982
Provident Group - Continuum Properties LLC , Revenue, Senior Lien , 2023 A-1 , 5% ,
11/01/58 ....................................................... 2,000,000 1,897,572
Capital Trust Agency, Inc. ,
d
Kingdom Kensington LLC , Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .......... 22,800,000 20,073,503
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/31 ................. 500,000 505,427
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/41 ................. 325,000 300,683
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/51 ................. 385,000 323,315
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/56 ................. 485,000 399,467
d
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 2,000,000 1,350,895
Capital Trust Authority ,
d,e
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 , Refunding , 5.31%,
3/01/29 ........................................................ 55,485,000 46,705,703
Seaside School Consortium, Inc. , Revenue , 2024 A , 5.125% , 6/15/59 ........... 1,485,000 1,434,967
Central Florida Expressway Authority ,
Revenue, Senior Lien , 2016 B , Refunding , 4% , 7/01/39 ..................... 5,000,000 5,003,298
Revenue, Senior Lien , 2016 B , Refunding , 4% , 7/01/40 ..................... 5,825,000 5,826,981
Revenue, Senior Lien , 2018 , 5% , 7/01/48 ................................ 16,000,000 16,244,250
Centre Lake Community Development District ,
Special Assessment , 2021 , 3% , 5/01/42 ................................. 1,140,000 925,742
Special Assessment , 2021 , 4% , 5/01/52 ................................. 1,845,000 1,628,360
City of Atlantic Beach ,
Naval Continuing Care Retirement Foundation Obligated Group , Revenue , 2018 A ,
5% , 11/15/38 ................................................... 1,105,000 1,125,838
Naval Continuing Care Retirement Foundation Obligated Group , Revenue , 2018 A ,
5% , 11/15/53 ................................................... 9,235,000 8,868,914
City of Cocoa , Water & Sewer , Revenue , 2018 B , 5% , 10/01/48 ................. 10,325,000 10,543,057
City of Gainesville ,
Utilities System , Revenue , 2017 A , 5% , 10/01/37 .......................... 5,000,000 5,161,877
Utilities System , Revenue , 2019 A , 5% , 10/01/47 .......................... 18,010,000 18,475,982
Utilities System , Revenue , 2019 A , Pre-Refunded , 5% , 10/01/47 ............... 125,000 136,045

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
City of Jacksonville , Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding ,
4% , 11/01/45 ..................................................... $ 5,000,000 $ 4,563,161
e
City of Melbourne ,
Water & Sewer , Revenue , 2000 A , FGIC Insured , ETM, 2.9%, 10/01/26 ......... 1,500,000 1,461,152
Water & Sewer , Revenue , 2002 B , Refunding , NATL Insured , 3.14%, 10/01/26 .... 4,500,000 4,374,022
City of Miami Beach , Stormwater , Revenue , 2015 , 5% , 9/01/41 ................. 10,000,000 10,009,673
City of Palmetto , Renaissance Arts and Education, Inc. , Revenue , 2022 A , Refunding ,
5.25% , 6/01/52 ................................................... 3,000,000 3,022,701
City of Pompano Beach ,
John Knox Village of Florida, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% ,
9/01/50 ........................................................ 4,730,000 3,843,717
John Knox Village of Florida, Inc. Obligated Group , Revenue , 2021 A , 4% , 9/01/56 . 10,150,000 7,961,805
City of South Miami Health Facilities Authority, Inc. ,
Baptist Health South Florida Obligated Group , Revenue , 2017 , Refunding , 4% ,
8/15/47 ........................................................ 5,750,000 5,167,455
Baptist Health South Florida Obligated Group , Revenue , 2017 , Refunding , 5% ,
8/15/47 ........................................................ 7,845,000 7,920,464
City of St. Petersburg , Public Utility , Revenue , 2018 , Refunding , 4% , 10/01/43 ...... 15,000,000 15,004,197
e
City of Tampa ,
State of Florida Cigarette Tax , Revenue , 2020 A , 3.82%, 9/01/35 .............. 755,000 522,174
State of Florida Cigarette Tax , Revenue , 2020 A , 3.94%, 9/01/36 .............. 800,000 526,333
County of Broward , Port Facilities , Revenue, Senior Lien , 2019 B , 4% , 9/01/49 ..... 15,000,000 13,375,606
County of Miami-Dade ,
Aviation , Revenue , 2025 A , 5.25% , 10/01/50 ............................. 6,740,000 7,081,709
Seaport Department , Revenue, Senior Lien , 2022 A , Refunding , 5.25% , 10/01/52 .. 6,000,000 6,135,397
Transit System , Revenue , 2018 , 5% , 7/01/43 ............................. 10,000,000 10,261,438
Transit System , Revenue , 2018 , 4% , 7/01/47 ............................. 5,000,000 4,694,740
Transit System , Revenue , 2020 A , 4% , 7/01/48 ........................... 5,000,000 4,651,080
Water & Sewer System , Revenue , 2019 B , 4% , 10/01/49 .................... 27,500,000 25,112,565
County of Monroe ,
Airport , Revenue , 2022 , 5.25% , 10/01/47 ................................ 1,000,000 1,022,832
Airport , Revenue , 2022 , 5% , 10/01/52 .................................. 1,500,000 1,502,393
County of Osceola , Transportation , Revenue , 2019 A-1 , Refunding , 5% , 10/01/49 ... 4,500,000 4,538,379
Crystal Cay Community Development District , Special Assessment , 2021 , 4% , 5/01/51 1,000,000 886,919
Cypress Mill Community Development District ,
Special Assessment , 2023 , 5% , 5/01/43 ................................. 560,000 565,886
Special Assessment , 2023 , 5% , 5/01/53 ................................. 1,000,000 994,561
d
Downtown Doral South Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2018 , 5% , 12/15/48 ................................. 4,000,000 4,022,312
East Palm Drive Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.375% , 6/15/54 ................................... 750,000 756,251
d
Epperson North Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2018 A-1 , 5.5% , 11/01/39 ............................. 1,490,000 1,541,707
Escambia County Health Facilities Authority ,
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/36 . 4,165,000 4,338,985
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/37 . 6,000,000 6,215,975
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/40 . 4,000,000 4,085,327
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/15/45 . 19,465,000 17,449,286
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/15/50 . 18,985,000 16,325,272
Everlands Community Development District , Assessment Area 2 , Special Assessment ,
2024 , 5.55% , 6/15/54 ............................................... 1,000,000 1,010,306
Florida Development Finance Corp. ,
Brightline Trains Florida LLC , Revenue , 2024 , Refunding , AG Insured , 5.25% ,
7/01/47 ........................................................ 28,000,000 27,903,324
River City Education Obligated Group , Revenue , 2021 A , 4% , 7/01/35 .......... 325,000 320,200
River City Education Obligated Group , Revenue , 2021 A , 4% , 7/01/45 .......... 600,000 518,818

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Florida Development Finance Corp., (continued)
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/33 .................................................... $ 1,350,000 $ 1,450,378
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/38 .................................................... 1,400,000 1,467,568
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/39 .................................................... 2,750,000 2,867,562
Florida Housing Finance Corp. ,
Revenue , 2020-1 , GNMA Insured , 2.75% , 7/01/50 ......................... 1,410,000 1,054,772
Revenue , 2025-3 , GNMA Insured , 5.05% , 7/01/50 ......................... 2,825,000 2,887,641
Florida Municipal Loan Council , Shingle Creek Transit & Utility Community
Development District , Special Assessment , 2024 , 5.4% , 5/01/54 ............... 820,000 831,894
Greater Orlando Aviation Authority ,
Revenue , 2019 A , 4% , 10/01/49 ....................................... 15,000,000 13,586,720
Revenue, Sub. Lien , 2017 A , 5% , 10/01/47 ............................... 10,925,000 10,974,596
Halifax Hospital Medical Center , Halifax Hospital Medical Center Obligated Group ,
Revenue , 2016 , Refunding , 5% , 6/01/36 ................................. 2,500,000 2,517,546
Heritage Harbour North Community Development District , Special Assessment , 2014 ,
5.125% , 5/01/45 ................................................... 2,170,000 2,198,616
Herons Glen Recreation District ,
Special Assessment , 2020 , Refunding , BAM Insured , 4% , 5/01/45 ............. 1,515,000 1,504,817
Special Assessment , 2020 , Refunding , BAM Insured , 4% , 5/01/50 ............. 1,800,000 1,704,552
Hillsborough County Aviation Authority , Revenue , 2018 E , 5% , 10/01/48 .......... 5,000,000 5,049,353
Hillsborough County Industrial Development Authority , Florida Health Sciences Center,
Inc. Obligated Group , Revenue , 2020 A , 4% , 8/01/50 ....................... 6,500,000 5,784,994
Hollywood Beach Community Development District I , Special Assessment , 2020 ,
Refunding , 4% , 10/01/45 ............................................ 4,000,000 3,560,698
Keys Edge Community Development District , Assessment Area 1 , Special Assessment ,
2024 , 5.375% , 5/01/55 .............................................. 1,000,000 992,462
Kingman Gate Community Development District , Special Assessment , 2021 , 3.6% ,
6/15/41 ......................................................... 750,000 703,436
d
Knightsbridge Community Development District , Special Assessment , 144A, 2024 ,
5.2% , 6/15/44 .................................................... 245,000 251,602
Lakes by the Bay South Community Development District , Special Assessment , 2024 ,
Refunding , 5% , 5/01/34 ............................................. 2,000,000 2,179,848
Lakewood Ranch Stewardship District ,
Special Assessment , 2025 , 6% , 5/01/56 ................................. 7,210,000 7,473,073
Assessment Calusa , Special Assessment , 2025 , 5.9% , 5/01/55 ............... 1,000,000 1,032,522
Assessments , Special Assessment , 2024 , 5.55% , 5/01/54 ................... 530,000 538,726
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2019 , 5% , 11/15/44 ................................................ 6,360,000 6,388,500
Leomas Landing Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 3.35% , 5/01/41 .................................... 250,000 219,086
Los Cayos Community Development District ,
Special Assessment , 2024 , 5.25% , 6/15/44 .............................. 850,000 863,881
Special Assessment , 2024 , 5.55% , 6/15/54 .............................. 800,000 809,894
Miami-Dade County Expressway Authority , Revenue , A , Refunding , 5% , 7/01/40 .... 40,000,000 40,170,384
Miami-Dade County Health Facilities Authority , Variety Children's Hospital Obligated
Group , Revenue , 2017 , Refunding , 4% , 8/01/47 ........................... 3,500,000 3,168,275
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
6.2% , 5/01/53 .................................................... 4,800,000 5,028,765
d
Newton Road Community Development District , Special Assessment , 144A, 2025 ,
5.75% , 6/15/55 ................................................... 875,000 889,855
Pacific Ace Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/55 ......................................................... 750,000 758,482

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Palm Beach County Educational Facilities Authority ,
Palm Beach Atlantic University Obligated Group , Revenue , 2021 , Refunding , 4% ,
10/01/41 ....................................................... $ 3,695,000 $ 3,337,328
Palm Beach Atlantic University Obligated Group , Revenue , 2021 , Refunding , 4% ,
10/01/46 ....................................................... 7,570,000 6,461,909
Palm Beach County Health Facilities Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 B , 5% ,
11/15/42 ....................................................... 1,000,000 1,013,269
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 B , 5% , 5/15/36 .... 1,235,000 1,238,319
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 B , 5% , 5/15/41 .... 5,060,000 5,062,788
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 B , 5% , 5/15/47 .... 130,000 124,375
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 C , Refunding ,
7.625% , 5/15/58 ................................................. 1,620,000 1,803,346
Pine Ridge Plantation Community Development District ,
Special Assessment, Senior Lien , 2020 A-1 , Refunding , AG Insured , 2.625% , 5/01/34 1,200,000 1,065,842
Special Assessment, Senior Lien , 2020 A-1 , Refunding , AG Insured , 2.8% , 5/01/37 995,000 842,234
Poitras East Community Development District , Special Assessment , 2023 , 5.25% ,
5/01/52 ......................................................... 2,500,000 2,526,721
Preserve at South Branch Community Development District , Phase 3 , Special
Assessment , 2021 , 3.5% , 5/01/41 ..................................... 750,000 700,062
Reunion West Community Development District , Assessment Area 1 , Special
Assessment , 2022 , Refunding , 3% , 5/01/36 .............................. 1,250,000 1,152,273
Rhodine Road North Community Development District , Assessment Area , Special
Assessment , 2022 , 3.3% , 5/01/42 ..................................... 495,000 422,541
River Hall Community Development District , Assessment Area , Special Assessment ,
2021 A-1 , Refunding , 3% , 5/01/36 ..................................... 750,000 669,186
Sarasota County Health Facilities Authority ,
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 2017 A , 5% ,
1/01/37 ........................................................ 2,350,000 2,361,832
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 2017 A , 5% ,
1/01/42 ........................................................ 1,600,000 1,599,966
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 2017 A , 5% ,
1/01/47 ........................................................ 2,450,000 2,322,005
Sunnyside Village Obligated Group , Revenue , 2018 , 5% , 5/15/33 .............. 600,000 613,101
Sunnyside Village Obligated Group , Revenue , 2018 , 5% , 5/15/38 .............. 1,025,000 1,032,471
Sunnyside Village Obligated Group , Revenue , 2018 , 5% , 5/15/48 .............. 1,850,000 1,744,896
Sarasota County Public Hospital District ,
Obligated Group , Revenue , 2022 , 4% , 7/01/52 ............................ 15,000,000 13,229,007
Sarasota County Public Hospital District Obligated Group , Revenue , 2018 , 4% ,
7/01/48 ........................................................ 10,000,000 9,033,895
South Broward Hospital District , South Broward Hospital District Obligated Group ,
Revenue , 2018 , 5% , 5/01/45 ......................................... 20,715,000 21,020,072
South Creek Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 3.25% , 6/15/41 .................................... 500,000 427,700
South Fork East Community Development District ,
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/26 ............. 100,000 99,694
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/31 ............. 246,000 239,091
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/38 ............. 597,000 528,652
St. Johns County Industrial Development Authority , Presbyterian Retirement
Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/01/55 ... 7,250,000 6,017,134
Tampa Sports Authority , Revenue , 1995 , NATL Insured , 6.1% , 10/01/26 ........... 515,000 525,672
Timber Creek Southwest Community Development District ,
Special Assessment , 2020 , 4% , 6/15/40 ................................. 1,000,000 934,704
Special Assessment , 2020 , 4% , 6/15/50 ................................. 2,000,000 1,647,460
Tohoqua Community Development District , Phase 2 , Special Assessment , 2021 ,
4% , 5/01/51 ...................................................... 1,175,000 994,517

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Touchstone Community Development District , Special Assessment, Senior Lien , 2022
A-1 , 5.5% , 5/01/53 ................................................. $ 1,800,000 $ 1,847,202
Town of Palm Beach , GO , 2018 , 4% , 7/01/43 .............................. 5,000,000 5,032,880
Two Lakes Community Development District , Special Assessment , 2024 , 5% , 5/01/55 1,720,000 1,731,659
University of North Florida Financing Corp. (The) , University of North Florida Dormitory
Facilities , Revenue , 2016 , Refunding , AG Insured , 5% , 11/01/35 ............... 5,000,000 5,084,074
d
Village Community Development District No. 15 ,
Special Assessment , 144A, 2024 , 4.55% , 5/01/44 ......................... 750,000 723,599
Special Assessment , 144A, 2024 , 4.8% , 5/01/55 .......................... 1,750,000 1,671,259
Phase I , Special Assessment , 144A, 2023 , 5% , 5/01/43 ..................... 1,500,000 1,521,483
Phase I , Special Assessment , 144A, 2023 , 5.25% , 5/01/54 ................... 6,075,000 6,098,931
g
Village Community Development District No. 16 , Special Assessment , 2025 , 5.125% ,
5/01/56 ......................................................... 5,500,000 5,504,426
Volusia County Educational Facility Authority , Embry-Riddle Aeronautical University,
Inc. , Revenue , 2020 A , Refunding , 5% , 10/15/49 .......................... 3,000,000 3,068,228
West Lake Community Development District , Special Assessment , 2025 , 5.5% , 6/15/55 885,000 882,663
Wildwood Utility Dependent District , Revenue , 2023 , AG Insured , 5.5% , 10/01/53 ... 6,970,000 7,486,149
664,136,317
Georgia 3.5%
Atlanta Development Authority (The) ,
d
PRG - CAU Properties LLC , Revenue , 144A, 2025 A , 6% , 7/01/50 ............. 1,650,000 1,714,831
d
PRG - CAU Properties LLC , Revenue , 144A, 2025 A , 6% , 7/01/55 ............. 1,550,000 1,602,868
Tuff Yamacraw LLC , Revenue , 2005 A , Refunding , AMBAC Insured , 5% , 1/01/26 .. 5,000,000 5,010,248
Tuff Yamacraw LLC , Revenue , 2005 A , Refunding , AMBAC Insured , 5% , 1/01/27 .. 5,000,000 5,082,102
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 15,040,000 13,884,725
City of Atlanta ,
Airport Passenger Facility Charge , Revenue, Sub. Lien , 2019 D , 4% , 7/01/36 ..... 10,000,000 10,106,581
Airport Passenger Facility Charge , Revenue, Sub. Lien , 2023 E , 5.25% , 7/01/43 ... 4,250,000 4,543,264
Water & Wastewater , Revenue , 2018 B , Refunding , 5% , 11/01/47 .............. 4,845,000 4,908,563
Columbia County Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2023 A , 5.125% , 4/01/53 .................................... 1,875,000 1,934,262
Coweta County Development Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 10,000,000 10,247,444
Development Authority for Fulton County , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 20,000,000 18,166,224
Development Authority of Burke County (The) ,
Oglethorpe Power Corp. , Revenue , 2017 C , Refunding , 4.125% , 11/01/45 ....... 2,500,000 2,300,490
Oglethorpe Power Corp. , Revenue , 2017 D , Refunding , 4.125% , 11/01/45 ....... 18,500,000 17,023,624
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 7,985,000 8,289,282
e
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.8%, 12/01/45 ................... 40,517,316 19,153,123
Fayette County Hospital Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2016 A , 5% , 7/01/46 ........................................ 15,000,000 15,048,686
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 5,065,000 5,072,254
Georgia Housing & Finance Authority , Revenue , 2025 C , 5.125% , 12/01/50 ........ 10,250,000 10,562,362
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 2,250,000 2,255,175
Main Street Natural Gas, Inc. ,
Revenue , 2007 A , 5.5% , 9/15/28 ...................................... 5,000,000 5,287,530
c
Revenue , 2021 C , Mandatory Put , 4% , 12/01/28 ........................... 10,000,000 10,205,510
c
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 5,000,000 5,141,712
c
Revenue , 2023 D , Mandatory Put , 5% , 12/01/30 ........................... 33,595,000 35,801,405
c
Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 .......................... 20,000,000 21,548,314
Metropolitan Atlanta Rapid Transit Authority , Revenue , 2025 A , 5% , 7/01/55 ........ 12,500,000 13,242,123

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Municipal Electric Authority of Georgia ,
PowerSouth Energy Cooperative , Revenue , 2021 A , Refunding , 5% , 1/01/63 ..... $ 7,920,000 $ 7,851,456
PowerSouth Energy Cooperative , Revenue , 2022 A , 5.5% , 7/01/63 ............ 2,500,000 2,562,579
PowerSouth Energy Cooperative , Revenue , 2023 A , 5.5% , 7/01/64 ............ 5,000,000 5,133,003
Private Colleges & Universities Authority , Emory University , Revenue , 2013 A , 5% ,
10/01/43 ........................................................ 10,000,000 10,003,182
Savannah Georgia Convention Center Authority , Revenue , 2025 A , 5.25% , 6/01/61 .. 4,325,000 4,316,891
277,999,813
Hawaii 1.4%
City & County Honolulu ,
Wastewater System , Revenue, Senior Lien , 2024 A , 5% , 7/01/49 .............. 15,400,000 16,264,259
Wastewater System , Revenue, Senior Lien , 2024 A , 5.25% , 7/01/54 ............ 7,000,000 7,545,364
State of Hawaii ,
Airports System , Revenue , 2018 A , 5% , 7/01/43 ........................... 20,805,000 21,136,548
Airports System , Revenue , 2018 A , 5% , 7/01/48 ........................... 21,315,000 21,507,886
Airports System , Revenue , 2022 A , 4% , 7/01/47 ........................... 10,000,000 9,046,573
Airports System , Revenue , 2022 A , 5% , 7/01/47 ........................... 13,200,000 13,608,891
Airports System , Revenue , 2025 C , Refunding , 5% , 7/01/45 .................. 2,390,000 2,488,876
Department of Budget & Finance , Revenue , 2019 , Refunding , 3.2% , 7/01/39 ..... 10,000,000 8,883,393
Department of Budget & Finance , Revenue , 2019 , 3.5% , 10/01/49 ............. 17,035,000 13,686,168
114,167,958
Idaho 0.2%
Idaho Health Facilities Authority ,
St. Luke's Health System Ltd. Obligated Group , Revenue , 2018 A , Refunding , 5% ,
3/01/37 ........................................................ 7,750,000 8,143,584
Trinity Health Corp. Obligated Group , Revenue , 2019 ID , 4% , 12/01/43 ......... 6,000,000 5,764,773
Idaho Housing & Finance Association ,
White Pine Charter School, Inc. , Revenue , 2023 A , 5.5% , 5/01/43 ............. 350,000 365,020
White Pine Charter School, Inc. , Revenue , 2023 A , 5.75% , 5/01/48 ............. 525,000 549,814
White Pine Charter School, Inc. , Revenue , 2023 A , 5.75% , 5/01/58 ............. 1,000,000 1,037,517
15,860,708
Illinois 5.7%
Chicago Board of Education , Dedicated Capital Improvement Tax , Revenue , 2023 ,
5.75% , 4/01/48 ................................................... 20,000,000 20,985,148
Chicago Midway International Airport ,
Revenue, Second Lien , 2016 B , Refunding , 5% , 1/01/46 .................... 10,000,000 10,033,733
Revenue, Senior Lien , 2023 A , Refunding , BAM Insured , 5.5% , 1/01/53 ......... 6,000,000 6,302,841
Chicago O'Hare International Airport ,
Revenue, Senior Lien , 2016 D , 5.25% , 1/01/42 ............................ 10,000,000 10,142,771
Revenue, Senior Lien , 2016 D , 5% , 1/01/47 .............................. 6,500,000 6,539,899
Revenue, Senior Lien , 2017 D , Refunding , 5% , 1/01/52 ..................... 6,335,000 6,287,340
Revenue, Senior Lien , 2018 A , Refunding , 5% , 1/01/53 ..................... 10,000,000 10,021,991
Revenue, Senior Lien , 2022 A , 5% , 1/01/55 .............................. 36,500,000 36,744,802
Revenue, Senior Lien , 2024 A , 5.5% , 1/01/53 ............................. 13,115,000 13,954,017
Chicago Park District ,
GO , 2020 C , BAM Insured , 4% , 1/01/41 ................................. 1,400,000 1,350,230
GO , 2020 C , BAM Insured , 4% , 1/01/42 ................................. 4,300,000 4,035,517
City of Chicago ,
GO , 2023 A , 5.5% , 1/01/39 ........................................... 4,210,000 4,370,950
GO , 2023 A , 5.5% , 1/01/40 ........................................... 15,555,000 16,077,486
GO , 2023 A , 5.5% , 1/01/43 ........................................... 3,875,000 3,915,244
GO , 2024 A , 5% , 1/01/44 ............................................ 1,500,000 1,455,504
GO , 2024 A , 5% , 1/01/45 ............................................ 3,130,000 3,034,552
GO , 2024 A , 5.25% , 1/01/45 .......................................... 5,690,000 5,646,266

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
City of Chicago, (continued)
GO , 2025 A , 6% , 1/01/50 ............................................ $ 24,280,000 $ 25,485,745
City of Galesburg , Knox College , Revenue , 2021 A , Refunding , 4% , 10/01/46 ...... 7,000,000 5,533,849
City of Granite City , Waste Management of Illinois, Inc. , Revenue , 2002 , 1.25% ,
5/01/27 ......................................................... 5,750,000 5,528,859
Illinois Finance Authority ,
Bradley University , Revenue , 2021 A , Refunding , 4% , 8/01/46 ................ 2,250,000 1,871,659
Bradley University , Revenue , 2021 A , Refunding , 4% , 8/01/51 ................ 4,650,000 3,705,170
h
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/41 ......... 1,116,452 55,822
h
Christian Homes, Inc. Obligated Group , Revenue , 2021 B , Refunding , 3.25% ,
5/15/27 ........................................................ 526,387 26,319
Lawndale Educational & Regional Network Charter School Obligated Group ,
Revenue , 2021 , Refunding , 4% , 11/01/41 .............................. 750,000 706,611
Lawndale Educational & Regional Network Charter School Obligated Group ,
Revenue , 2021 , Refunding , 4% , 11/01/51 .............................. 1,000,000 861,699
Lawndale Educational & Regional Network Charter School Obligated Group ,
Revenue , 2021 , Refunding , 4% , 11/01/56 .............................. 750,000 635,434
Illinois Housing Development Authority , Revenue , 2022 G , GNMA Insured , 5% ,
10/01/46 ........................................................ 2,780,000 2,843,042
Macon County School District No. 61 Decatur ,
GO , 2020 C , Refunding , AG Insured , 4% , 1/01/40 ......................... 3,700,000 3,645,610
GO , 2020 C , Refunding , AG Insured , 4% , 1/01/45 ......................... 3,125,000 3,007,780
Metropolitan Pier & Exposition Authority ,
Revenue , 1996 , ETM, 7% , 7/01/26 ..................................... 1,725,000 1,770,064
e
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2002 A , NATL
Insured , 4.03%, 12/15/37 .......................................... 10,000,000 6,195,073
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2020 A ,
Refunding , 5% , 6/15/50 ............................................ 8,500,000 8,518,022
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , 4% , 6/15/52 ............................................ 36,000,000 30,866,439
e
Southwestern Illinois Development Authority ,
Madison County Community Unit School District No. 7 Edwardsville , Revenue , 2007 ,
AG Insured , 3.52%, 12/01/26 ....................................... 2,465,000 2,374,085
Madison County Community Unit School District No. 7 Edwardsville , Revenue , 2007 ,
AG Insured , ETM, 2.98%, 12/01/26 ................................... 5,235,000 5,070,878
State of Illinois ,
GO , 2016 , 5% , 11/01/35 ............................................. 1,000,000 1,015,578
GO , 2017 A , 5% , 12/01/36 ........................................... 6,070,000 6,235,903
GO , 2017 A , 4.25% , 12/01/40 ......................................... 3,150,000 3,120,639
GO , 2017 D , 5% , 11/01/28 ........................................... 6,425,000 6,678,288
GO , 2019 A , 5% , 11/01/28 ........................................... 10,000,000 10,609,939
GO , 2019 C , 4% , 11/01/40 ........................................... 2,500,000 2,414,021
GO , 2020 , 5.75% , 5/01/45 ........................................... 7,965,000 8,399,472
GO , 2020 C , 4% , 10/01/38 ........................................... 9,750,000 9,625,436
GO , 2020 C , 4% , 10/01/39 ........................................... 4,585,000 4,474,566
GO , 2021 A , 4% , 3/01/38 ............................................ 5,000,000 4,965,893
GO , 2022 B , 5% , 10/01/30 ........................................... 14,650,000 16,050,360
GO , 2022 B , 5% , 10/01/31 ........................................... 26,500,000 29,410,339
GO , 2022 C , 5% , 10/01/38 ........................................... 15,000,000 16,142,770
GO , 2022 C , 5.5% , 10/01/40 ......................................... 18,050,000 19,766,802
GO , 2022 C , 5.5% , 10/01/41 ......................................... 10,000,000 10,871,171
GO , 2022 C , 5.5% , 10/01/44 ......................................... 16,000,000 17,051,096
GO , 2023 B , 5.5% , 5/01/47 .......................................... 2,500,000 2,632,476
Tri-County River Valley Development Authority ,
Cedars of Lebanon Affordable LLC , Revenue , 2021 A , Pre-Refunded , 3.75% ,
12/01/36 ....................................................... 9,790,000 10,052,256

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Tri-County River Valley Development Authority, (continued)
Cedars of Lebanon Affordable LLC , Revenue , 2021 B , Pre-Refunded , 5.75% ,
12/01/36 ....................................................... $ 775,000 $ 793,749
d
Upper Illinois River Valley Development Authority , Patriot Services Group Obligated
Group , Revenue , 144A, 2024 A-1 , Refunding , 4.5% , 12/01/31 ................ 6,885,000 6,952,333
456,863,538
Indiana 2.1%
City of Carmel , Waterworks , Revenue , 2024 C , Refunding , BAM Insured , 5.25% ,
5/01/51 ......................................................... 2,150,000 2,238,500
City of Whiting , BP Products North America, Inc. , Revenue , 2021 , 3% , 11/01/51 ..... 10,000,000 7,283,124
Hammond Multi-School Building Corp. , Hammond School City , Revenue , 2018 , 5% ,
7/15/38 ......................................................... 3,000,000 3,093,503
Indiana Finance Authority ,
BHI Senior Living Obligated Group , Revenue , 2016 A , 5.25% , 11/15/46 ......... 11,955,000 11,975,813
BHI Senior Living Obligated Group , Revenue , 2018 A , 5% , 11/15/53 ............ 15,000,000 14,384,205
BHI Senior Living Obligated Group , Revenue , 2021 A , Refunding , 4% , 11/15/41 ... 7,250,000 6,707,492
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/53 ..................... 2,300,000 2,285,689
CHF - Tippecanoe LLC , Revenue , 2023 A , 5.125% , 6/01/58 .................. 1,650,000 1,653,377
CHF - Tippecanoe LLC , Revenue , 2023 A , 5.375% , 6/01/64 .................. 6,010,000 6,093,153
Citizens Wastewater of Westfield LLC , Revenue , 2019 A , Refunding , 5% , 10/01/48 16,665,000 16,999,010
CWA Authority, Inc. , Revenue, First Lien , 2012 A , 4% , 10/01/42 ............... 24,690,000 23,706,210
Greencroft Goshen Obligated Group , Revenue , 2021 A , Refunding , 4% , 11/15/43 .. 7,000,000 6,082,758
Greencroft Goshen Obligated Group , Revenue , 2021 A , Refunding , 4% , 11/15/51 .. 3,000,000 2,397,894
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/37 .. 5,000,000 4,817,838
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5.375% , 5/01/50 . 5,400,000 5,412,240
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5.5% , 5/01/54 ... 5,400,000 5,437,029
Indianapolis Power & Light Co. , Revenue , 2021 A , Refunding , 1.4% , 8/01/29 ..... 5,000,000 4,551,742
Ohio Valley Electric Corp. , Revenue , 2010 B , 2.5% , 11/01/30 ................. 3,925,000 3,711,164
Westminster Village Greenwood, Inc. Obligated Group , Revenue , 2025 A , 5.75% ,
5/15/55 ........................................................ 7,765,000 7,932,248
Westminster Village Greenwood, Inc. Obligated Group , Revenue , 2025 A , 5.75% ,
5/15/60 ........................................................ 2,000,000 2,024,615
Indiana Municipal Power Agency ,
Revenue , 2016 A , Refunding , 4% , 1/01/42 ............................... 5,860,000 5,864,651
Revenue , 2016 A , Refunding , 5% , 1/01/42 ............................... 20,000,000 20,144,406
Indianapolis Local Public Improvement Bond Bank , Revenue, Senior Lien , 2023 E ,
6.125% , 3/01/57 ................................................... 2,750,000 2,894,327
167,690,988
Iowa 0.5%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/36 .... 1,400,000 1,403,762
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/41 .... 3,600,000 3,601,984
Lifespace Communities, Inc. Obligated Group , Revenue , 2018 A , 5% , 5/15/48 .... 3,225,000 3,069,914
c
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding ,
Mandatory Put , 3.539% , 5/15/26 ..................................... 8,250,000 8,096,046
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.75% ,
5/15/33 ........................................................ 2,000,000 2,282,889
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 7.25% ,
5/15/38 ........................................................ 2,750,000 3,140,200
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 7.5% ,
5/15/53 ........................................................ 4,120,000 4,573,631
Iowa Tobacco Settlement Authority , Revenue , 2021 A-2 , 1 , Refunding , 4% , 6/01/49 .. 20,730,000 17,621,841
43,790,267

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kansas 0.3%
Wyandotte County-Kansas City Unified Government ,
Utility System , Revenue , 2016 C , Refunding , 5% , 9/01/41 ................... $ 5,000,000 $ 5,032,115
Utility System , Revenue , 2016 C , Refunding , 5% , 9/01/46 ................... 16,565,000 16,579,127
21,611,242
Kentucky 1.3%
City of Hazard , Appalachian Regional Healthcare Obligated Group , Revenue , 2021 ,
Refunding , 3% , 7/01/46 ............................................. 2,000,000 1,528,450
City of Owensboro , Water , Revenue , 2018 , Refunding , BAM Insured , 4% , 9/15/45 ... 5,000,000 4,863,943
County of Boyle , Centre College of Kentucky , Revenue , 2017 , Pre-Refunded , 5% ,
6/01/37 ......................................................... 2,000,000 2,036,960
County of Carroll , Kentucky Utilities Co. , Revenue , 2008 A , Refunding , 2% , 2/01/32 .. 3,000,000 2,655,213
County of Warren , Bowling Green-Warren County Community Hospital Corp. , Revenue ,
2012 A , 5% , 10/01/33 ............................................... 1,000,000 1,000,705
Hopkins County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 ....... 2,340,000 1,618,259
Kentucky Bond Development Corp. ,
Revenue , 2018 A , 5% , 9/01/48 ........................................ 2,500,000 2,515,016
Centre College of Kentucky , Revenue , 2021 , 4% , 6/01/51 .................... 1,350,000 1,117,795
Transylvania University , Revenue , 2019 B , 4% , 3/01/49 ..................... 2,500,000 2,245,885
Transylvania University , Revenue , 2021 A , Refunding , 4% , 3/01/46 ............. 735,000 670,709
Transylvania University , Revenue , 2021 A , Refunding , 4% , 3/01/49 ............. 330,000 294,674
Kentucky Economic Development Finance Authority , CommonSpirit Health Obligated
Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/49 ........................ 21,200,000 21,363,106
Kentucky Municipal Power Agency ,
Revenue , 2015 A , Refunding , NATL Insured , 5% , 9/01/42 .................... 10,000,000 10,002,982
Revenue , 2016 A , Refunding , NATL Insured , 5% , 9/01/35 .................... 7,750,000 7,818,668
Revenue , 2016 A , Refunding , NATL Insured , 5% , 9/01/36 .................... 8,015,000 8,081,451
Revenue , 2019 A , Refunding , 4% , 9/01/45 ............................... 2,000,000 1,762,732
Kentucky Public Energy Authority ,
c
Revenue , 2022 A-2 , Mandatory Put , 4.061% , 8/01/30 ....................... 5,000,000 5,039,514
Revenue , 2025 B , 5% , 12/01/33 ....................................... 12,650,000 13,204,648
Kentucky Rural Water Finance Corp. , Revenue , 2001 A , 5% , 2/01/26 ............. 10,000 10,012
Lewis County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 ......... 2,000,000 1,383,127
Louisville and Jefferson County ,
Metropolitan Sewer District , Revenue , 2017 A , 4% , 5/15/48 .................. 2,750,000 2,616,598
Metropolitan Sewer District , Revenue , 2018 A , Refunding , 4% , 5/15/38 .......... 5,000,000 5,023,140
Louisville/Jefferson County Metropolitan Government , Louisville Gas and Electric Co. ,
Revenue , 2003 A , Refunding , 2% , 10/01/33 .............................. 4,000,000 3,488,431
Shelby County School District Finance Corp. , Shelby County Public School District ,
Revenue , 2018 , 4% , 8/01/38 ......................................... 3,465,000 3,473,859
University of Kentucky , Revenue , 2014 A , 4% , 4/01/44 ........................ 2,250,000 2,173,357
105,989,234
Louisiana 3.3%
City of Shreveport ,
Water & Sewer , Revenue , 2016 B , 5% , 12/01/41 .......................... 10,000,000 10,002,623
Water & Sewer , Revenue, Junior Lien , 2019 B , AG Insured , 4% , 12/01/44 ........ 6,535,000 6,133,740
d
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
City of New Orleans , Revenue , 144A, 2021 , 4% , 11/01/46 ................... 8,900,000 7,781,173
Parish of Assumption , Revenue , 144A, 2021 , 3.875% , 11/01/45 ............... 4,355,000 3,781,282
Parish of Jefferson , Revenue , 144A, 2019 , 4% , 11/01/44 .................... 2,355,000 2,107,529
Parish of Lafourche , Revenue , 144A, 2019 , 3.95% , 11/01/43 ................. 2,000,000 1,806,263
Parish of St. Bernard , Revenue , 144A, 2021 , 4% , 11/01/45 ................... 1,900,000 1,679,711
Parish of St. Charles , Revenue , 144A, 2022 , 4.5% , 11/01/47 ................. 8,680,000 8,264,659
Parish of St. John the Baptist , Revenue , 144A, 2019 , 3.9% , 11/01/44 ........... 3,865,000 3,411,244
Parish of St. Tammany LA GOMESA , Revenue , 144A, 2020 , 3.875% , 11/01/45 .... 5,470,000 4,749,394

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
d
Louisiana Local Government Environmental Facilities & Community Development
Authority, (continued)
e
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.4%, 12/01/44 .................................................. $ 59,310,000 $ 37,743,686
Louisiana Public Facilities Authority ,
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.5% , 9/01/59 ...... 50,725,000 51,746,216
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.75% , 9/01/64 ..... 2,000,000 2,075,279
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2016 A , 5% , 7/01/51 .............................................. 9,000,000 9,001,034
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2016 A , 5% , 7/01/56 .............................................. 17,595,000 17,595,917
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/46 27,500,000 27,651,668
Ochsner Clinic Foundation Obligated Group , Revenue , 2020 A , Refunding , AG
Insured , 3% , 5/15/47 .............................................. 9,925,000 7,974,262
Ochsner Clinic Foundation Obligated Group , Revenue , 2025 A , Refunding , 5.25% ,
5/15/55 ........................................................ 17,500,000 18,367,660
d
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.375% , 1/01/40 2,500,000 2,039,209
d
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.5% , 1/01/50 . 14,000,000 10,755,430
South Quad L3C , Revenue , 2025 , AG Insured , 5.25% , 7/01/65 ................ 5,000,000 5,206,745
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017 B , 5% , 1/01/48 ........................................ 9,675,000 9,686,005
Parish of East Baton Rouge Capital Improvements District , MovEBR Sales Tax ,
Revenue , 2019 , 4% , 8/01/44 ......................................... 6,000,000 5,905,047
Terrebonne Levee & Conservation District , Sales Tax , Revenue , 2020 B , Refunding ,
4% , 6/01/40 ...................................................... 5,065,000 5,098,550
260,564,326
Maine 0.0%
†
Finance Authority of Maine , University of New England , Revenue , 2025 , 5.5% , 7/01/55 2,500,000 2,667,421
Maryland 1.8%
Maryland Economic Development Corp. ,
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 4.25% , 7/01/50 1,000,000 895,500
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 5% , 7/01/56 . 1,415,000 1,420,071
Purple Line Transit Partners LLC , Revenue , 2022 A , 5% , 11/12/28 ............. 10,000,000 10,075,014
Purple Line Transit Partners LLC , Revenue , 2022 B , 5.25% , 6/30/52 ........... 10,000,000 9,968,421
University of Maryland Leonardtown Project , Revenue , 2024 , AG Insured , 5% ,
7/01/54 ........................................................ 10,000,000 10,231,531
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group , Revenue , 2016 A , 5.5% , 1/01/46 ......... 12,500,000 12,643,099
Adventist Healthcare Obligated Group , Revenue , 2021 B , 4% , 1/01/51 .......... 23,000,000 19,575,173
Loyola University Maryland, Inc. , Revenue , 2025 , Refunding , 5% , 10/01/54 ...... 28,325,000 28,925,300
MedStar Health Obligated Group , Revenue , 2015 , Refunding , 5% , 8/15/42 ....... 13,285,000 13,289,546
MedStar Health Obligated Group , Revenue , 2017 A , 5% , 5/15/45 .............. 15,465,000 15,600,325
Maryland Stadium Authority , State of Maryland Built to Learn , Revenue , 2024 , 4% ,
6/01/49 ......................................................... 11,750,000 10,938,128
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/33 ............... 3,205,000 3,302,541
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/35 ............... 3,455,000 3,340,713
140,205,362
Massachusetts 1.7%
Commonwealth of Massachusetts ,
GO , 2016 G , 4% , 9/01/42 ............................................ 20,000,000 19,770,610
GO , 2018 E , 5.25% , 9/01/43 ......................................... 10,000,000 10,393,761
Transportation Fund , Revenue , 2017 A , 5% , 6/01/47 ....................... 25,055,000 25,354,650
Transportation Fund , Revenue , 2018 A , 5% , 6/01/48 ....................... 5,000,000 5,087,777
Massachusetts Bay Transportation Authority , Sales Tax , Revenue , 2005 A , 5% , 7/01/28 10,000,000 10,662,490

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Development Finance Agency ,
Mass General Brigham, Inc. , Revenue , 2017 S-1 , Refunding , 4% , 7/01/41 ....... $ 15,415,000 $ 15,196,515
Springfield College , Revenue , 2021 A , 4% , 6/01/56 ........................ 3,000,000 2,279,193
d
Waste Management of Massachusetts, Inc. , Revenue , 144A, 2002 , 1.25% , 5/01/27 3,250,000 3,125,007
Massachusetts Educational Financing Authority ,
Revenue , 2021 C , 3% , 7/01/51 ........................................ 3,200,000 2,213,566
Revenue , 2025 B , 5.5% , 7/01/55 ...................................... 6,000,000 6,113,486
Revenue, Sub. Lien , 2017 B , Refunding , 4.25% , 7/01/46 .................... 1,930,000 1,751,383
Massachusetts Port Authority , Revenue , 2021 E , 5% , 7/01/51 .................. 24,870,000 25,258,164
University of Massachusetts Building Authority , Revenue, Senior Lien , 2014-1 , 5% ,
11/01/39 ........................................................ 8,185,000 8,187,957
135,394,559
Michigan 0.8%
City of Detroit ,
Great Lakes Water Authority Sewage Disposal System , Revenue, Second Lien , 2006
B , NATL Insured , 5% , 7/01/36 ....................................... 10,000 10,018
Great Lakes Water Authority Water Supply System , Revenue, Senior Lien , 2003 A ,
NATL Insured , 5% , 7/01/34 ......................................... 10,000 10,018
Michigan Finance Authority ,
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/36 ... 1,000,000 1,005,457
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/37 ... 2,000,000 1,994,440
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/38 ... 1,500,000 1,476,640
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/39 ... 250,000 244,353
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/40 ... 2,250,000 2,175,019
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/49 ... 4,000,000 3,464,535
Tobacco Settlement , Revenue, Senior Lien , 2020 B-1 , 2 , Refunding , 5% , 6/01/49 .. 825,000 820,530
Michigan State Housing Development Authority ,
Revenue , 2023 B , Refunding , 5% , 6/01/54 ............................... 3,500,000 3,577,804
Revenue , 2025 C , 5% , 6/01/46 ........................................ 2,000,000 2,034,395
Revenue , 2025 C , 5.05% , 6/01/51 ..................................... 10,000,000 10,149,925
Michigan Strategic Fund ,
State of Michigan Department of Transportation , Revenue , 2018 , 5% , 6/30/48 .... 13,345,000 13,144,677
United Methodist Retirement Communities, Inc. Obligated Group , Revenue , 2019 ,
Refunding , 5% , 11/15/49 ........................................... 7,000,000 6,563,929
Pontiac School District , GO , 2020 , 4% , 5/01/50 ............................. 8,665,000 8,045,106
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue ,
2023 B , AG Insured , 5.5% , 12/01/48 .................................... 5,000,000 5,317,163
60,034,009
Mississippi 1.0%
Medical Center Educational Building Corp. , Mississippi State Institutions of Higher
Learning , Revenue , 2023 A , 4% , 6/01/53 ................................ 6,000,000 5,593,587
Mississippi Business Finance Corp. , System Energy Resources, Inc. , Revenue , 2021 ,
Refunding , 2.375% , 6/01/44 .......................................... 7,000,000 4,511,583
Mississippi Development Bank ,
City of Jackson Water & Sewer System , Revenue , 2013 , AG Insured , 6.875% ,
12/01/40 ....................................................... 3,400,000 3,455,735
d
County of Jackson , Revenue , 144A, 2021 , 3.625% , 11/01/36 ................. 2,510,000 2,376,792
d
Mississippi Home Corp. ,
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 7,595,000 7,669,277
e
Patriot Services Group Obligated Group , Revenue , 144A, 2024-2 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 51,565,000 32,814,924
Mississippi Hospital Equipment & Facilities Authority ,
Baptist Memorial Health Care Obligated Group , Revenue , 2016 A , 5% , 9/01/36 ... 6,350,000 6,397,528

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Mississippi (continued)
Mississippi Hospital Equipment & Facilities Authority, (continued)
Baptist Memorial Health Care Obligated Group , Revenue , 2016 A , 5% , 9/01/46 ... $ 20,000,000 $ 20,003,212
82,822,638
Missouri 0.7%
Health & Educational Facilities Authority of the State of Missouri ,
BJC Healthcare Obligated Group , Revenue , 2015 A , 4% , 1/01/45 .............. 20,005,000 18,561,703
Lutheran Senior Services Obligated Group , Revenue , 2016 B , Refunding , 5% ,
2/01/46 ........................................................ 4,000,000 3,908,344
Mercy Health , Revenue , 2023 , 5% , 12/01/52 ............................. 5,000,000 5,201,049
Kansas City Industrial Development Authority , City of Kansas City Airport , Revenue ,
2019 B , AG Insured , 5% , 3/01/49 ...................................... 20,000,000 20,115,926
Missouri Housing Development Commission , Revenue , 2025 D , GNMA Insured ,
5.05% , 11/01/45 ................................................... 5,000,000 5,210,954
St. Louis Municipal Finance Corp. , City of St. Louis , Revenue , 2020 , AG Insured , 5% ,
10/01/45 ........................................................ 5,000,000 5,152,995
58,150,971
Montana 0.1%
Montana Facility Finance Authority , Kalispell Regional Medical Center Obligated Group ,
Revenue , 2018 B , Refunding , 5% , 7/01/43 ............................... 6,440,000 6,573,533
Nebraska 0.5%
c
Central Plains Energy Project , Revenue , 2022-1 , Mandatory Put , 5% , 10/01/29 ..... 10,000,000 10,550,599
Gretna Public Schools , GO , 2022 , 4% , 12/15/47 ............................ 12,935,000 12,549,064
Omaha Public Power District Nebraska City Station Unit 2 , Revenue , 2016 A ,
Refunding , 5% , 2/01/49 ............................................. 10,000,000 9,998,820
Public Power Generation Agency , Revenue , 2016 A , Refunding , 5% , 1/01/39 ....... 7,340,000 7,400,182
40,498,665
Nevada 0.1%
Carson City , Carson Tahoe Regional Healthcare Obligated Group , Revenue , 2017 ,
Refunding , 5% , 9/01/47 ............................................. 2,775,000 2,763,629
City of Las Vegas , Special Improvement District No. 819 , Special Assessment , 2025 ,
5.5% , 6/01/55 .................................................... 850,000 852,008
Reno-Tahoe Airport Authority , Revenue , 2024 A , 5.25% , 7/01/54 ................ 1,860,000 1,939,842
5,555,479
New Hampshire 0.7%
New Hampshire Business Finance Authority ,
f
Revenue , FRN , 2024-3 , A , 4.163% , 10/20/41 ............................. 4,962,314 4,890,251
Greater Raleigh Area Christian Education, Inc. , Revenue , 2025 , 6% , 8/01/65 ..... 10,000,000 10,085,916
Presbyterian Homes Obligated Group , Revenue , 2023 A , 5.25% , 7/01/48 ........ 2,250,000 2,264,456
Roseville Sustainable Energy Partner LLC , Revenue , 2024 C , 5.25% , 7/01/54 .... 21,315,000 21,384,736
New Hampshire Health and Education Facilities Authority Act ,
Elliot Hospital Obligated Group , Revenue , 2016 , Refunding , 5% , 10/01/38 ....... 4,000,000 4,033,327
University System of New Hampshire , Revenue , 2015 , Refunding , 5% , 7/01/45 ... 10,350,000 10,352,060
53,010,746
New Jersey 3.0%
Camden County Improvement Authority (The) , KIPP Cooper Norcross Obligated Group ,
Revenue , 2022 , 6% , 6/15/62 ......................................... 5,075,000 5,280,079
City of Newark , Mass Transit Access Tax , Revenue , 2022 , AG Insured , 6% , 11/15/62 . 4,000,000 4,467,627
New Jersey Economic Development Authority ,
State of New Jersey , Revenue , 2020 A , 5% , 11/01/44 ....................... 15,000,000 15,483,000
State of New Jersey , Revenue , 2022 A , 5% , 11/01/52 ....................... 10,000,000 10,306,806
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... 14,000,000 14,196,585

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Higher Education Student Assistance Authority ,
Revenue , 2021 C , Refunding , 3.25% , 12/01/51 ........................... $ 2,000,000 $ 1,448,409
Revenue , 2025 1-C , Refunding , 5.5% , 12/01/55 ........................... 5,500,000 5,611,822
Revenue, Senior Lien , 2018 A , 4% , 12/01/33 ............................. 410,000 409,932
Revenue, Senior Lien , 2020 B , 3.5% , 12/01/39 ............................ 3,900,000 3,770,664
Revenue, Senior Lien , 2023 B , 4% , 12/01/44 ............................. 7,070,000 6,801,528
New Jersey Transportation Trust Fund Authority ,
e
State of New Jersey , Revenue , 2009 A , BAM Insured , 3.95%, 12/15/39 ......... 25,000,000 14,463,347
State of New Jersey , Revenue , 2015 AA , 5% , 6/15/45 ...................... 15,000,000 15,004,674
State of New Jersey , Revenue , 2018 A , Refunding , 5% , 12/15/36 .............. 7,000,000 7,382,451
State of New Jersey , Revenue , 2019 AA , 5.25% , 6/15/43 .................... 5,000,000 5,192,194
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/35 ...................... 3,000,000 3,286,413
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/37 ...................... 5,220,000 5,659,057
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/38 ...................... 1,000,000 1,077,881
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/39 ...................... 4,240,000 4,543,869
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/40 ...................... 2,500,000 2,663,849
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/45 ...................... 12,000,000 12,457,100
State of New Jersey , Revenue , 2020 AA , 4% , 6/15/50 ...................... 39,000,000 35,656,401
State of New Jersey , Revenue , 2021 A , Refunding , 5% , 6/15/31 ............... 7,250,000 8,122,151
State of New Jersey , Revenue , 2021 A , Refunding , 5% , 6/15/33 ............... 1,250,000 1,393,365
State of New Jersey , Revenue , 2022 BB , 4% , 6/15/46 ...................... 17,000,000 16,016,113
State of New Jersey , Revenue , 2022 CC , Pre-Refunded , 5.5% , 6/15/50 ......... 2,000,000 2,394,082
Tobacco Settlement Financing Corp. , Revenue, Sub. Lien , 2018 B , Refunding ,
5% , 6/01/46 ...................................................... 37,675,000 36,737,514
239,826,913
New Mexico 0.4%
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 B , Refunding ,
2.15% , 4/01/33 ................................................... 21,800,000 19,000,459
New Mexico Hospital Equipment Loan Council ,
Presbyterian Healthcare Services Obligated Group , Revenue , 2017 A , Refunding ,
5% , 8/01/46 .................................................... 15,000,000 15,114,339
San Juan Regional Medical Center, Inc. , Revenue , 2020 , Refunding , 4% , 6/01/35 . 1,000,000 994,724
35,109,522
New York 7.9%
Buffalo & Erie County Industrial Land Development Corp. , D'Youville University ,
Revenue , 2020 A , Refunding , 4% , 11/01/40 .............................. 2,200,000 1,878,815
City of New York ,
GO , 2018 E-1 , 5% , 3/01/41 .......................................... 11,355,000 11,685,460
GO , 2022 D-1 , 5.5% , 5/01/46 ......................................... 2,500,000 2,681,396
GO , 2023 A-1 , 4% , 9/01/46 .......................................... 6,000,000 5,642,312
GO , 2025 G-1 , 5.25% , 2/01/53 ........................................ 4,250,000 4,532,878
Empire State Development Corp. , State of New York Personal Income Tax , Revenue ,
2020 A , 4% , 3/15/45 ................................................ 36,905,000 35,197,302
Metropolitan Transportation Authority ,
Revenue , 2016 A-1 , 5.25% , 11/15/56 ................................... 15,000,000 15,033,942
Revenue , 2016 D , Refunding , 5% , 11/15/31 .............................. 1,180,000 1,205,618
Revenue , 2019 A-2 , 5% , 11/15/45 ..................................... 46,270,000 46,895,760
Revenue , 2020 A-1 , 4% , 11/15/45 ..................................... 10,000,000 9,224,022
Revenue , 2020 A-1 , 5% , 11/15/47 ..................................... 24,300,000 24,806,475
Revenue , 2020 D , 5% , 11/15/44 ....................................... 35,000,000 35,981,477
Revenue , 2020 D , 4% , 11/15/50 ....................................... 20,000,000 17,949,392
Revenue , 2020 E , Refunding , 4% , 11/15/45 .............................. 905,000 835,188
Revenue , 2021 A-1 , 4% , 11/15/44 ..................................... 6,725,000 6,229,382
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2017 CC-1 , Refunding , 5% , 6/15/46 .................................... 32,500,000 32,618,700

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2018 C-3 , 4% , 5/01/43 ...................... $ 19,800,000 $ 19,178,829
Future Tax Secured , Revenue , 2026 A-1 , 5% , 5/01/42 ...................... 12,025,000 13,158,463
Future Tax Secured , Revenue, Sub. Lien , 2020 B-1 , 4% , 11/01/47 ............. 10,000,000 9,485,326
Future Tax Secured , Revenue, Sub. Lien , 2024 F-1 , 5.25% , 2/01/53 ............ 10,000,000 10,592,931
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 3% , 11/15/51 .............................. 10,000,000 7,241,798
Goldman Sachs Headquarters LLC , Revenue , 2005 , Refunding , 5.25% , 10/01/35 .. 40,000,000 46,777,896
Goldman Sachs Headquarters LLC , Revenue , 2007 , 5.5% , 10/01/37 ........... 24,995,000 29,914,151
New York State Dormitory Authority ,
State of New York Personal Income Tax , Revenue , 2020 A , Refunding , 4% , 3/15/48 5,000,000 4,700,944
State of New York Sales Tax , Revenue , 2018 A , 5% , 3/15/39 ................. 13,270,000 13,787,870
State of New York Sales Tax , Revenue , 2018 C , Refunding , 5% , 3/15/37 ........ 23,000,000 24,023,017
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/44 ........ 16,000,000 16,447,403
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/45 ........ 60,365,000 61,963,852
State of New York Sales Tax , Revenue , 2018 E , Pre-Refunded , 5% , 3/15/46 ...... 5,000 5,311
New York State Thruway Authority ,
Revenue , 2019 B , 4% , 1/01/50 ........................................ 20,000,000 18,546,530
Revenue, Junior Lien , 2016 A , 5% , 1/01/46 .............................. 9,000,000 9,002,803
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 4% , 3/15/44 7,000,000 6,749,529
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 4% , 3/15/51 12,115,000 11,195,077
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/32 .......................... 5,000,000 5,146,648
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/36 .......................... 5,560,000 5,653,859
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/40 ......................... 9,360,000 9,509,043
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 5,000,000 5,252,907
JFK Millennium Partners LLC , Revenue , 2024 A , Refunding , AG Insured , 5.25% ,
12/31/54 ....................................................... 12,500,000 12,882,611
JFK NTO LLC , Revenue , 2023 , AG Insured , 5.125% , 6/30/60 ................. 2,000,000 2,010,934
JFK NTO LLC , Revenue , 2023 , 5.375% , 6/30/60 .......................... 2,500,000 2,513,551
JFK NTO LLC , Revenue , 2024 , AG Insured , 5% , 6/30/54 .................... 13,500,000 13,574,594
Port Authority of New York & New Jersey , Revenue , 218 , 4% , 11/01/47 ........... 13,500,000 12,408,907
Triborough Bridge & Tunnel Authority , Revenue , 2022 A , 4% , 11/15/52 ............ 10,000,000 9,278,339
633,401,242
North Carolina 0.6%
Greater Asheville Regional Airport Authority , Revenue , 2022 A , AG Insured , 5.5% ,
7/01/52 ......................................................... 5,000,000 5,219,865
North Carolina Medical Care Commission , Presbyterian Homes Obligated Group ,
Revenue , 2020 A , 5% , 10/01/50 ....................................... 2,200,000 2,187,194
e
North Carolina Turnpike Authority ,
Revenue , 2009 B , AG Insured , 3.27%, 1/01/33 ............................ 25,000,000 19,845,923
Revenue , 2009 B , AG Insured , 3.37%, 1/01/34 ............................ 15,000,000 11,439,963
Revenue , 2009 B , AG Insured , 3.48%, 1/01/35 ............................ 15,215,000 11,115,977
49,808,922
North Dakota 0.6%
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/38 .. 2,300,000 2,203,946
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/41 .. 2,000,000 1,825,940
Altru Health System Obligated Group , Revenue , 2023 A , AG Insured , 5% , 12/01/53 2,440,000 2,496,587
North Dakota Housing Finance Agency , Revenue , 2025 A , 5% , 7/01/50 ........... 5,500,000 5,590,688
State Board of Higher Education of the State of North Dakota ,
Revenue , 2019 A , AG Insured , 4% , 4/01/44 .............................. 10,000,000 9,716,315
Revenue , 2019 A , AG Insured , 4% , 4/01/50 .............................. 9,620,000 8,814,540
University of North Dakota ,
COP , 2018 A , 5% , 4/01/48 ........................................... 5,500,000 5,597,525

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Dakota (continued)
University of North Dakota, (continued)
COP , 2018 A , 5% , 4/01/57 ........................................... $ 10,000,000 $ 10,130,556
46,376,097
Ohio 1.9%
Akron Bath Copley Joint Township Hospital District , Summa Health System Obligated
Group , Revenue , 2020 , Pre-Refunded , 4% , 11/15/38 ....................... 5,700,000 6,031,417
American Municipal Power, Inc. , Combined Hydroelectric , Revenue , 2016 A ,
Refunding , 5% , 2/15/46 ............................................. 20,000,000 20,120,102
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 A-2 , 1 ,
Refunding , 4% , 6/01/48 ............................................. 4,505,000 3,906,841
Cleveland-Cuyahoga County Port Authority , County of Cuyahoga , Revenue , 2013 , 5% ,
7/01/37 ......................................................... 6,000,000 6,852,820
Columbus Regional Airport Authority , Revenue , 2025 A , Refunding , 5.5% , 1/01/55 ... 17,835,000 18,884,048
County of Franklin ,
Ohio Living Obligated Group , Revenue , 2022 , 4% , 7/01/40 ................... 10,405,000 9,593,082
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/40 ....... 5,000 5,313
County of Hamilton ,
Life Enriching Communities Obligated Group , Revenue , 2023 A , 5.75% , 1/01/53 ... 4,530,000 4,659,747
UC Health Obligated Group , Revenue , 2020 , 5% , 9/15/50 ................... 7,500,000 7,403,919
Ohio Higher Educational Facility Commission ,
Case Western Reserve University , Revenue , 2021 A , Refunding , 4% , 12/01/44 .... 6,815,000 6,666,299
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/42 ........... 1,350,000 1,345,953
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/45 ........... 1,185,000 1,140,944
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/50 ........... 2,530,000 2,361,240
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , 5.75% ,
2/15/35 ......................................................... 35,000,000 39,885,940
State of Ohio ,
Cleveland Clinic Health System Obligated Group , Revenue , 2019 B , 4% , 1/01/46 .. 9,445,000 8,841,141
Cleveland Clinic Health System Obligated Group , Revenue , 2019 B , Pre-Refunded ,
4% , 1/01/46 .................................................... 555,000 577,932
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/38 640,000 626,059
Summit County Development Finance Authority , UAkronPark, Inc. , Revenue , 2023 , 6% ,
12/01/58 ........................................................ 9,665,000 10,246,755
West Central Ohio Port Authority , Global Impact STEM Academy , Revenue , 2025 A ,
5.5% , 12/01/62 ................................................... 3,500,000 3,545,023
152,694,575
Oklahoma 0.1%
Oklahoma Turnpike Authority , Revenue , 2023 , 5.5% , 1/01/53 ................... 6,000,000 6,404,647
Oklahoma Water Resources Board , Revenue , 2023 B , 4% , 10/01/48 ............. 4,000,000 3,798,090
10,202,737
Oregon 0.8%
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/50 ... 12,210,000 11,463,827
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 .......... 10,000,000 10,165,676
Port of Portland ,
Airport , Revenue , 25 B , 5% , 7/01/44 .................................... 2,450,000 2,485,584
Airport , Revenue , 27 A , 5% , 7/01/38 .................................... 10,000,000 10,530,099
Airport , Revenue , 27 A , 5% , 7/01/45 .................................... 10,000,000 10,204,465
Airport , Revenue , 29 , 5.5% , 7/01/48 .................................... 18,500,000 19,708,494
64,558,145
Pennsylvania 1.5%
Allentown Commercial and Industrial Development Authority ,
d
Executive Education Academy Charter School , Revenue , 144A, 2024 , Refunding ,
5% , 7/01/59 .................................................... 5,000,000 4,704,561

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Allentown Commercial and Industrial Development Authority, (continued)
Lincoln Leadership Academy Charter School , Revenue , 2023 , 6% , 6/15/53 ....... $ 1,600,000 $ 1,648,853
d
Erie County Industrial Development Authority , CFC - Erie I LLC , Revenue , 144A, 2024
A , 6.75% , 9/01/61 ................................................. 10,000,000 9,850,801
Huntingdon County General Authority , Juniata College , Revenue , 2021 TT-3 ,
Refunding , 5% , 10/01/51 ............................................ 5,000,000 4,675,164
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/31 ........ 305,000 309,119
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/37 ........ 345,000 340,345
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/56 ........ 3,300,000 2,631,488
Lehigh County General Purpose Authority ,
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/52 .... 13,785,000 11,430,700
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/57 .... 5,000,000 4,053,308
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 4% ,
11/15/43 ....................................................... 600,000 541,049
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 5% ,
11/15/45 ....................................................... 1,000,000 1,000,856
Meadowood Corp. Obligated Group (The) , Revenue , 2018 A , Refunding , 5% ,
12/01/48 ....................................................... 9,000,000 8,969,986
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 5.25% ,
6/30/53 ........................................................ 4,000,000 4,054,055
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 6% , 6/30/61 5,020,000 5,311,944
Presbyterian Homes Obligated Group , Revenue , 2023 B-1 , 5.25% , 7/01/49 ...... 1,000,000 1,005,566
UPMC Obligated Group , Revenue , 2022 A , Refunding , 4% , 2/15/40 ............ 5,240,000 5,164,479
Pennsylvania Housing Finance Agency ,
Revenue , 2022-139 A , Refunding , 4% , 10/01/37 ........................... 9,100,000 9,250,710
Revenue , 2023-143 A , 5.45% , 4/01/51 .................................. 10,000,000 10,490,078
Revenue , 2025-149 A , Refunding , 5.2% , 4/01/53 .......................... 2,815,000 2,917,160
Pennsylvania Turnpike Commission ,
Revenue , 2020 B , 5% , 12/01/50 ....................................... 8,000,000 8,277,554
Revenue , 2023 A , Refunding , 5% , 12/01/53 .............................. 7,585,000 7,968,899
School District of Philadelphia (The) , GO , 2016 F , Refunding , 5% , 9/01/36 ......... 4,090,000 4,124,242
State Public School Building Authority , School District of Philadelphia (The) , Revenue ,
2016 A , Refunding , AG Insured , 5% , 6/01/32 ............................. 10,000,000 10,176,442
118,897,359
Rhode Island 0.1%
Rhode Island Housing & Mortgage Finance Corp. , Revenue , 10 A , 6.5% , 4/01/27 ... 130,000 130,293
Rhode Island Student Loan Authority ,
Revenue, Senior Lien , 2024 A , 4.125% , 12/01/43 .......................... 2,435,000 2,365,283
Revenue, Senior Lien , 2025 A , 5% , 12/01/44 ............................. 5,225,000 5,294,906
7,790,482
South Carolina 1.1%
County of Greenwood , Self Regional Healthcare , Revenue , 2017 , Refunding , 4% ,
10/01/37 ........................................................ 8,465,000 8,492,946
d
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3.75% , 11/01/36 ................................ 1,265,000 1,061,498
c
Patriots Energy Group Financing Agency , Revenue , 2023 A-1 , Mandatory Put , 5.25% ,
8/01/31 ......................................................... 10,000,000 10,914,355
South Carolina Jobs-Economic Development Authority ,
d
FAH Pelham LLC , Revenue , 144A, 2023 A-1 , I , 6.5% , 2/01/56 ................ 24,865,000 25,479,156
d
FAH Pelham LLC , Revenue , 144A, 2023 A-2 , I , 10% , 8/01/39 ................. 770,000 730,008
Prisma Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 5/01/48 ...... 15,000,000 15,161,209

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
South Carolina Ports Authority ,
Revenue , 2018 , 5% , 7/01/48 ......................................... $ 10,000,000 $ 10,080,531
Revenue , 2018 , 5% , 7/01/55 ......................................... 10,400,000 10,450,343
South Carolina Public Service Authority , Revenue , 2025 A , 5% , 12/01/55 .......... 5,000,000 5,156,693
87,526,739
South Dakota 0.4%
South Dakota Health & Educational Facilities Authority ,
Avera Health Obligated Group , Revenue , 2017 , Refunding , 4% , 7/01/42 ......... 10,000,000 9,398,445
Avera Health Obligated Group , Revenue , 2017 , Refunding , 5% , 7/01/46 ......... 15,000,000 15,122,591
Monument Health Obligated Group , Revenue , 2017 , 4% , 9/01/37 .............. 10,920,000 10,901,805
35,422,841
Tennessee 3.8%
Chattanooga Health Educational & Housing Facility Board , CDFI Phase I LLC ,
Revenue , 2015 , Refunding , 5% , 10/01/35 ................................ 1,000,000 1,000,356
City of Germantown , GO , 2017 , 4% , 8/01/45 ............................... 2,525,000 2,488,474
City of Jackson ,
West Tennessee Healthcare Obligated Group , Revenue , 2015 , 5% , 4/01/36 ...... 3,885,000 3,886,911
West Tennessee Healthcare Obligated Group , Revenue , 2015 , 4% , 4/01/41 ...... 24,265,000 23,317,202
West Tennessee Healthcare Obligated Group , Revenue , 2018 A , 5% , 4/01/41 .... 2,255,000 2,303,333
West Tennessee Healthcare Obligated Group , Revenue , 2018 A , Pre-Refunded , 5% ,
4/01/41 ........................................................ 115,000 122,569
City of Knoxville , Wastewater System , Revenue , 2015 A , Refunding , 4% , 4/01/42 ... 5,000,000 5,000,012
City of Memphis ,
Memphis Light Gas & Water Division Electric System , Revenue , 2020 A , 3% ,
12/01/42 ....................................................... 2,470,000 1,998,213
Memphis Light Gas & Water Division Gas , Revenue , 2020 , 3% , 12/01/42 ........ 1,000,000 822,717
City of Portland , Water & Sewer , Revenue , 2020 , AG Insured , 3% , 4/01/45 ........ 1,775,000 1,367,463
County of Coffee , GO , 2019 , Refunding , 4% , 6/01/44 ........................ 2,760,000 2,633,319
County of Wilson , GO , 2017 A , 4% , 4/01/42 ................................ 5,000,000 4,999,822
Johnson City Health & Educational Facilities Board , Ballad Health Obligated Group ,
Revenue , 1998 , NATL Insured , ETM, 5.25% , 7/01/28 ....................... 8,500,000 8,759,255
Knox County Health Educational & Housing Facility Board ,
Covenant Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 1/01/42 .... 18,000,000 18,180,376
Covenant Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 1/01/47 .... 22,815,000 22,941,975
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5.5% ,
7/01/54 ........................................................ 2,900,000 3,068,354
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5.5% ,
7/01/59 ........................................................ 4,750,000 5,022,638
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5% ,
7/01/64 ........................................................ 3,735,000 3,808,220
University Health System Obligated Group , Revenue , 2016 , Refunding , 5% , 9/01/47 3,000,000 3,002,770
University Health System Obligated Group , Revenue , 2017 , Refunding , 5% , 4/01/36 2,250,000 2,271,995
Madison Suburban Utility District , Revenue , 2021 , 3% , 2/01/45 ................. 1,000,000 755,554
Memphis-Shelby County Airport Authority , Revenue , 2021 A , 5% , 7/01/45 ......... 12,235,000 12,452,987
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board ,
Blakeford at Green Hills Obligated Group , Revenue , 2020 A , 4% , 11/01/45 ....... 3,500,000 2,986,563
Blakeford at Green Hills Obligated Group , Revenue , 2020 A , 4% , 11/01/55 ....... 9,015,000 7,126,430
Trevecca Nazarene University , Revenue , 2021 B , 4% , 10/01/51 ............... 8,690,000 6,970,451
Vanderbilt University Medical Center Obligated Group , Revenue , 2016 A , 5% ,
7/01/46 ........................................................ 5,000,000 5,008,362
Metropolitan Nashville Airport Authority (The) ,
Revenue , 2019 B , 5% , 7/01/44 ........................................ 20,000,000 20,345,328
Revenue , 2019 B , 4% , 7/01/49 ........................................ 3,000,000 2,691,111
Revenue , 2019 B , 5% , 7/01/49 ........................................ 17,475,000 17,758,880

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
Metropolitan Nashville Airport Authority (The), (continued)
Revenue , 2019 B , 5% , 7/01/54 ........................................ $ 11,495,000 $ 11,598,087
Revenue , 2022 B , 5.25% , 7/01/47 ..................................... 10,000,000 10,394,036
Revenue , 2022 B , 5.5% , 7/01/52 ...................................... 2,500,000 2,623,037
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2017 A , 5% , 5/01/36 ................. 4,000,000 4,069,052
South Blount County Utility District , Revenue , 2019 , Refunding , 3% , 12/01/39 ...... 2,015,000 1,785,173
c
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 55,000,000 59,666,849
Tennessee Housing Development Agency ,
Revenue , 2013-1 C , 4% , 7/01/43 ...................................... 635,000 608,294
Revenue , 2017-3 , 3.65% , 7/01/47 ..................................... 610,000 555,808
Revenue , 2018-2 , Refunding , 3.85% , 7/01/42 ............................. 1,005,000 978,720
Revenue , 2018-4 , Refunding , 4% , 7/01/43 ............................... 5,745,000 5,586,326
Revenue , 2023-3 A , 5.4% , 7/01/53 ..................................... 6,000,000 6,227,554
Revenue , 2025-2A , Refunding , 5.1% , 7/01/45 ............................ 1,250,000 1,296,987
White House Utility District , Revenue , 2020 , Refunding , 3% , 1/01/34 ............. 820,000 812,496
Williamson County HB & TS Utility District , Revenue , 2020 , Refunding , 3% , 9/01/44 . 1,200,000 942,494
300,236,553
Texas 10.3%
Abilene Convention Center Hotel Development Corp. , City of Abilene Abilene
Convention Center , Revenue, First Lien , 2021 A , 4% , 10/01/50 ................ 5,510,000 4,378,126
Aldine Independent School District , GO , 2017 A , Refunding , PSF Guaranty , 5% ,
2/15/42 ......................................................... 2,445,000 2,484,000
Arlington Higher Education Finance Corp. ,
Harmony Public Schools , Revenue , 2024 , PSF Guaranty , 4% , 2/15/54 .......... 5,000,000 4,509,700
Riverwalk Education Foundation, Inc. , Revenue , 2025 , PSF Guaranty , 4.5% , 8/15/55 5,500,000 5,427,249
Riverwalk Education Foundation, Inc. , Revenue , 2025 , PSF Guaranty , 4.5% , 8/15/60 5,500,000 5,422,125
Aubrey Independent School District , GO , 2022 , PSF Guaranty , 4% , 2/15/52 ........ 7,500,000 7,040,960
Austin Community College District , GO , 2023 , 5.25% , 8/01/53 .................. 6,000,000 6,367,924
Carrollton-Farmers Branch Independent School District , GO , 2023 , PSF Guaranty , 4% ,
2/15/53 ......................................................... 10,000,000 9,270,697
Cedar Hill Independent School District , GO , 2024 , PSF Guaranty , 4% , 2/15/50 ..... 8,000,000 7,562,447
City of Arlington , Special Tax, Senior Lien , 2018 A , AG Insured , 4% , 2/15/44 ....... 20,000,000 19,214,350
City of Austin ,
Airport System , Revenue , 2019 B , 5% , 11/15/44 ........................... 8,110,000 8,281,034
Electric Utility , Revenue , 2015 A , Refunding , 5% , 11/15/45 ................... 10,000,000 10,002,465
d
Whisper Valley Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2019 , 4.625% , 11/01/39 ............................ 1,405,000 1,399,956
d
Whisper Valley Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2019 , 4.75% , 11/01/48 ............................. 2,450,000 2,277,586
d
City of Celina ,
Mosaic Public Improvement District Phase No. 1B , Special Assessment , 144A, 2024 ,
5.375% , 9/01/53 ................................................. 500,000 502,367
Sutton Fields II Public Improvement District , Special Assessment , 144A, 2019 ,
4.25% , 9/01/49 .................................................. 3,065,000 2,672,250
City of Corpus Christi ,
Utility System , Revenue , 2023 , Refunding , 4% , 7/15/48 ..................... 9,000,000 8,342,468
Utility System , Revenue, Senior Lien , 2025 , Refunding , AG Insured , 5% , 7/15/55 .. 7,500,000 7,832,776
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 19,000,000 17,645,167
d
City of Dallas Housing Finance Corp. , DHFC - Dylan Apartments LLC (The) , Revenue,
Senior Lien , 144A, 2022 A , 6% , 12/01/62 ................................ 18,285,000 16,697,754
City of Houston , Airport System , Revenue, Sub. Lien , 2023 A , Refunding , AG Insured ,
5.25% , 7/01/48 ................................................... 5,000,000 5,233,130
d
City of Kyle , 6 Creeks Public Improvement District Improvement Area No. 3B , Special
Assessment , 144A, 2025 , 5.125% , 9/01/46 ............................... 891,000 880,170

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Laredo , Waterworks & Sewer System , Revenue , 2016 , Refunding , 4% , 3/01/41 $ 9,690,000 $ 9,693,407
City of Leander ,
Oak Creek Public Improvement District , Special Assessment , 2020 , Refunding ,
3.25% , 9/01/38 .................................................. 1,275,000 1,079,094
Oak Creek Public Improvement District , Special Assessment , 2020 , Refunding ,
3.25% , 9/01/44 .................................................. 1,460,000 1,109,672
d
City of Manor , Special Assessment , 144A, 2025 , 6% , 9/15/52 .................. 975,000 987,919
d
City of Mesquite ,
Heartland Town Center Public Improvement District Phase 2 , Special Assessment ,
144A, 2023 , 5% , 9/01/43 ........................................... 816,000 806,911
Heartland Town Center Public Improvement District Phase 2 , Special Assessment ,
144A, 2023 , 5.125% , 9/01/52 ....................................... 373,000 360,059
City of Pflugerville , GO , 2023 , 4% , 8/01/49 ................................ 3,500,000 3,263,777
d
City of Princeton , Eastridge Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2022 , 5.25% , 9/01/52 ......................... 1,376,000 1,356,406
d
City of Royse City ,
Waterscape Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2017 , 5% , 9/15/48 ................................ 2,700,000 2,639,051
Waterscape Public Improvement District Improvement Area No. 1 Phase 1B , Special
Assessment , 144A, 2019 , 4.375% , 9/15/39 ............................. 610,000 586,663
Waterscape Public Improvement District Improvement Area No. 1 Phase 1B , Special
Assessment , 144A, 2019 , 4.5% , 9/15/48 ............................... 1,260,000 1,132,026
Clifton Higher Education Finance Corp. ,
IDEA Public Schools , Revenue , 2024 , Refunding , PSF Guaranty , 4% , 8/15/54 .... 4,425,000 4,049,984
International Leadership of Texas, Inc. , Revenue , 2022 , PSF Guaranty , 4% , 8/15/42 2,150,000 2,119,070
International Leadership of Texas, Inc. , Revenue , 2022 , PSF Guaranty , 5% , 8/15/47 11,500,000 11,819,225
YES Prep Public Schools, Inc. , Revenue , 2023 , PSF Guaranty , 4.25% , 4/01/53 ... 5,500,000 5,229,682
Comal Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/01/46 ........ 3,345,000 3,240,469
Community Independent School District , GO , 2022 B , PSF Guaranty , 4% , 2/15/50 ... 2,750,000 2,611,448
Conroe Independent School District , GO , 2025 , PSF Guaranty , 4% , 2/15/50 ....... 15,000,000 14,087,632
Conroe Local Government Corp. ,
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/32 .... 90,000 100,233
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/33 .... 100,000 110,848
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/34 .... 100,000 110,044
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/35 .... 85,000 92,948
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/36 .... 85,000 92,344
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 4% , 10/01/41 .... 600,000 590,105
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 4% , 10/01/46 .... 700,000 650,635
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 4% , 10/01/50 .... 650,000 576,452
County of Harris , Toll Road , Revenue, First Lien , 2024 A , Refunding , 4% , 8/15/54 ... 7,500,000 6,918,772
Crowley Independent School District , GO , 2023 , PSF Guaranty , 5.25% , 2/01/53 .... 7,500,000 7,970,531
Del Valle Independent School District , GO , 2022 , PSF Guaranty , 4% , 6/15/47 ...... 7,500,000 7,188,080
Frisco Independent School District , GO , 2016 , PSF Guaranty , 5% , 8/15/46 ........ 20,000,000 20,069,388
FW Texas Street Public Facility Corp. , Revenue , 2025 , 5% , 5/01/38 .............. 15,000,000 15,864,111
Galena Park Independent School District , GO , 2024 , PSF Guaranty , 3% , 8/15/49 ... 1,350,000 1,077,747
Grand Parkway Transportation Corp. , Revenue , 2013 B , 5.8% , 10/01/45 .......... 10,000,000 10,610,451
Gulf Coast Authority , Waste Management, Inc. , Revenue , 2003 B , 1.5% , 5/01/28 .... 2,000,000 1,888,595
Harris County Cultural Education Facilities Finance Corp. , Houston Methodist Hospital
Obligated Group , Revenue , 2015 , 5% , 12/01/45 ........................... 30,000,000 30,005,760
Harris County-Houston Sports Authority , Revenue, Senior Lien , 2020 A , Refunding , AG
Insured , 3.125% , 11/15/56 ........................................... 5,000,000 3,584,777
Harris-Waller Counties Municipal Utility District No. 4 ,
GO , 2022 , 5% , 11/01/34 ............................................. 795,000 825,743
GO , 2022 , 5% , 11/01/38 ............................................. 840,000 857,429
GO , 2022 , 5.25% , 11/01/41 .......................................... 1,435,000 1,460,792
GO , 2022 , 5.5% , 11/01/44 ........................................... 2,010,000 2,054,186
GO , 2022 , 5.5% , 11/01/48 ........................................... 5,445,000 5,529,424

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Highland Park Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/15/48 .. $ 5,500,000 $ 5,261,662
Houston Higher Education Finance Corp. , Houston Baptist University , Revenue , 2025 ,
5.25% , 10/01/54 ................................................... 1,500,000 1,441,434
Humble Independent School District , GO , 2018 , PSF Guaranty , 5% , 2/15/43 ....... 10,000,000 10,140,699
Kaufman County Fresh Water Supply District No. 1-D ,
GO , 2021 , 2.375% , 9/01/31 .......................................... 165,000 146,766
GO , 2021 , 2.375% , 9/01/32 .......................................... 170,000 148,352
GO , 2021 , 2.375% , 9/01/33 .......................................... 170,000 145,184
GO , 2021 , 2.5% , 9/01/34 ............................................ 180,000 152,027
GO , 2021 , 2.5% , 9/01/36 ............................................ 370,000 297,106
GO , 2021 , 2.625% , 9/01/38 .......................................... 385,000 298,023
GO , 2021 , 3% , 9/01/41 ............................................. 375,000 280,393
GO , 2021 , 3% , 9/01/46 ............................................. 750,000 509,808
GO , 2021 , 3% , 9/01/51 ............................................. 1,265,000 801,918
GO , 2024 , AG Insured , 4.375% , 9/01/48 ................................. 1,685,000 1,601,650
GO , 2024 , AG Insured , 4.5% , 9/01/54 ................................... 3,695,000 3,499,649
d
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ 12,183,357 9,337,760
Lamar Consolidated Independent School District ,
GO , 2023 , 4% , 2/15/53 ............................................. 5,000,000 4,532,755
GO , 2024 , Refunding , PSF Guaranty , 4% , 2/15/54 ......................... 9,500,000 8,708,685
Lubbock-Cooper Independent School District , GO , 2023 , PSF Guaranty , 4.375% ,
2/15/53 ......................................................... 15,000,000 14,881,769
Medina Valley Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/15/53 .. 15,000,000 13,973,253
New Caney Independent School District , GO , 2023 , Refunding , PSF Guaranty , 5% ,
2/15/53 ......................................................... 5,555,000 5,796,605
New Hope Cultural Education Facilities Finance Corp. ,
NCCD-Cain Hall Redevelopment I LLC , Revenue , 2016 A-1 , 5% , 4/01/46 ........ 6,000,000 6,001,523
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/39 ....................................................... 5,650,000 5,643,727
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/49 ....................................................... 11,470,000 10,410,729
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/54 ....................................................... 230,000 203,626
Westminster Manor Obligated Group , Revenue , 2021 , 4% , 11/01/49 ............ 12,400,000 10,543,622
Newark Higher Education Finance Corp. , Abilene Christian University , Revenue , 2022
A , Refunding , 4% , 4/01/57 ........................................... 5,000,000 4,221,619
North Harris County Regional Water Authority , Revenue, Senior Lien , 2016 , Refunding ,
5% , 12/15/46 ..................................................... 18,460,000 18,603,157
North Texas Tollway Authority ,
North Texas Tollway System , Revenue, Second Tier , 2018 , Refunding , 5% , 1/01/48 10,000,000 10,140,208
e
Special Projects System , Revenue , 2011 B , Pre-Refunded , 5.4%, 9/01/37 ....... 7,500,000 4,026,289
e
Special Projects System , Revenue , 2011 B , Pre-Refunded , 6.2%, 9/01/43 ....... 7,500,000 2,566,146
Special Projects System , Revenue , 2011 C , Pre-Refunded , 6.75% , 9/01/45 ...... 25,000,000 30,458,977
Northwest Independent School District ,
GO , 2023 , PSF Guaranty , 4% , 2/15/48 .................................. 7,000,000 6,610,269
GO , 2025 , PSF Guaranty , 5.25% , 2/15/55 ............................... 4,750,000 5,080,290
Port Freeport , Revenue, Senior Lien , 2019 A , 5% , 6/01/49 ..................... 4,000,000 4,018,391
San Antonio Education Facilities Corp. ,
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/46 ...... 14,205,000 11,745,478
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/51 ...... 3,765,000 2,991,597
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/54 ...... 1,035,000 807,973
San Antonio Public Facilities Corp. , City of San Antonio , Revenue , 2012 , Refunding ,
4% , 9/15/42 ...................................................... 36,500,000 34,396,191
San Jacinto River Authority ,
Revenue , 2011 , AG Insured , 5% , 10/01/32 ............................... 5,000,000 5,005,114
Revenue , 2011 , AG Insured , 5% , 10/01/37 ............................... 3,000,000 3,002,498

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Southeast Regional Management District ,
GO , 2024 A , AG Insured , 4.25% , 4/01/49 ................................ $ 1,175,000 $ 1,078,902
GO , 2024 A , AG Insured , 4.25% , 4/01/53 ................................ 1,755,000 1,585,913
Tarrant County Cultural Education Facilities Finance Corp. ,
CHRISTUS Health Obligated Group , Revenue , 2018 B , 5% , 7/01/43 ........... 10,000,000 10,273,762
CHRISTUS Health Obligated Group , Revenue , 2022 A , 4% , 7/01/53 ............ 3,100,000 2,751,943
CHRISTUS Health Obligated Group , Revenue , 2022 A , 5% , 7/01/53 ............ 15,000,000 15,347,127
Texas Health Resources Obligated Group , Revenue , 2016 A , Refunding , 5% , 2/15/41 15,165,000 15,303,371
Texas Department of Housing & Community Affairs ,
Revenue , 2023 A , GNMA Insured , 5.25% , 1/01/53 ......................... 14,000,000 14,497,132
Revenue , 2024 A , GNMA Insured , 5.125% , 1/01/54 ........................ 3,000,000 3,128,946
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue , 2021 , Refunding , 5% , 12/15/29 ................................ 12,715,000 13,486,934
Revenue , 2021 , Refunding , 5% , 12/15/32 ................................ 10,350,000 11,308,573
c
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 B , Mandatory Put ,
5.5% , 1/01/34 .................................................... 13,000,000 14,752,010
c
Texas Municipal Gas Acquisition & Supply Corp. V , Revenue , 2024 , Mandatory Put ,
5% , 1/01/34 ...................................................... 12,500,000 13,767,537
Texas Private Activity Bond Surface Transportation Corp. , NTE Mobility Partners LLC ,
Revenue, Senior Lien , 2023 , 5.5% , 12/31/58 ............................. 6,000,000 6,246,886
e
Texas Transportation Commission ,
State Highway 249 System , Revenue, First Tier , 2019 A , 5.08%, 8/01/48 ........ 6,250,000 2,022,706
State Highway 249 System , Revenue, First Tier , 2019 A , 5.09%, 8/01/49 ........ 5,000,000 1,538,033
State Highway 249 System , Revenue, First Tier , 2019 A , 5.1%, 8/01/50 ......... 5,500,000 1,604,560
Texas Water Development Board ,
State Water Implementation Revenue Fund for Texas , Revenue , 2018 B , 4% ,
10/15/43 ....................................................... 25,000,000 24,212,982
State Water Implementation Revenue Fund for Texas , Revenue , 2019 A , 4% ,
10/15/49 ....................................................... 20,000,000 18,573,662
State Water Implementation Revenue Fund for Texas , Revenue , 2022 , 5% , 10/15/47 16,050,000 16,821,649
d
Town of Little Elm ,
Valencia Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.125% , 9/01/41 ....................................... 708,000 543,983
Valencia Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 4% , 9/01/47 ........................................... 811,000 697,119
Town of Ponder ,
Ponder Public Improvement District No. 1 , Special Assessment , 2017 , 5% , 9/01/45 500,000 501,899
Ponder Public Improvement District No. 1 , Special Assessment , 2017 , 5% , 9/01/47 865,000 867,176
Travis County Development Authority , Special Assessment , 2025 , 5.25% , 9/01/54 ... 1,400,000 1,377,430
Viridian Municipal Management District , GO , 2023 , AG Insured , 5% , 12/01/49 ...... 1,000,000 1,012,086
West Travis County Public Utility Agency , Revenue , 2017 , Refunding , BAM Insured ,
4% , 8/15/41 ...................................................... 5,000,000 4,954,873
Westside 211 Special Improvement District ,
GO, Sub. Lien , 2021 , 3% , 8/15/41 ..................................... 790,000 613,066
GO, Sub. Lien , 2021 , 3% , 8/15/45 ..................................... 615,000 439,853
GO, Sub. Lien , 2021 , 3% , 8/15/51 ..................................... 1,570,000 1,043,328
GO, Sub. Lien , 2022 , 5.625% , 8/15/52 .................................. 1,065,000 1,073,473
Ysleta Independent School District , GO , 2022 , PSF Guaranty , 5% , 8/15/56 ........ 23,445,000 24,064,072
821,770,499
Utah 1.4%
City of Bountiful , Sales Tax , Revenue , 2023 , 4% , 7/01/53 ...................... 6,840,000 6,282,922
City of Salt Lake City ,
Airport , Revenue , 2018 A , 5% , 7/01/48 .................................. 25,110,000 25,293,474
Airport , Revenue , 2021 A , 5% , 7/01/51 .................................. 20,455,000 20,774,255
Airport , Revenue , 2023 A , 5.25% , 7/01/53 ............................... 10,000,000 10,335,640

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Utah (continued)
County of Utah , Intermountain Healthcare Obligated Group , Revenue , 2020 A ,
5% , 5/15/50 ...................................................... $ 15,725,000 $ 16,134,603
Downtown Revitalization Public Infrastructure District , City of Salt Lake City
Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG Insured , 5.5% , 6/01/55 3,750,000 4,041,622
University of Utah (The) , Revenue , 2022 A , 5% , 8/01/46 ...................... 9,645,000 10,046,839
Utah Infrastructure Agency ,
Revenue , 2021 , 3% , 10/15/26 ........................................ 550,000 546,643
Revenue , 2021 , 4% , 10/15/28 ........................................ 350,000 352,590
Revenue , 2021 , 4% , 10/15/32 ........................................ 540,000 540,900
Revenue , 2021 , 4% , 10/15/41 ........................................ 1,450,000 1,336,127
Revenue , 2021 , 3% , 10/15/45 ........................................ 2,000,000 1,464,800
Revenue , 2022 , 5% , 10/15/37 ........................................ 1,200,000 1,254,376
Revenue , 2022 , 5% , 10/15/46 ........................................ 3,650,000 3,617,759
Revenue , 2024 , 5.5% , 10/15/44 ....................................... 650,000 675,170
Revenue , 2024 , 5.5% , 10/15/48 ....................................... 750,000 769,636
Utah State University , Student Fee & Housing , Revenue , 2023 , 5% , 4/01/56 ....... 10,120,000 10,434,566
113,901,922
Virginia 0.6%
Amelia County Industrial Development Authority , Waste Management, Inc. , Revenue ,
2002 , Refunding , 1.45% , 4/01/27 ...................................... 2,350,000 2,270,786
Hampton Roads Transportation Accountability Commission , Transportation Fund ,
Revenue, Senior Lien , 2020 A , 5% , 7/01/60 .............................. 19,000,000 19,489,545
Virginia Housing Development Authority , Revenue , 2023 F , FHA Insured , 5% , 11/01/43 11,120,000 11,472,532
Virginia Resources Authority , Revenue , 2012 A , 5% , 11/01/39 .................. 70,000 70,048
Virginia Small Business Financing Authority ,
Capital Beltway Express LLC , Revenue, Senior Lien , 2022 , Refunding , 5% , 12/31/52 10,000,000 10,022,195
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
4% , 1/01/51 .................................................... 4,000,000 3,465,925
46,791,031
Washington 2.4%
Central Puget Sound Regional Transit Authority , Sales Motor Vehicle & Rental Car Tax ,
Revenue , 2021 S-1 , Refunding , 4% , 11/01/46 ............................. 20,000,000 19,660,960
City of Seattle , Municipal Light & Power , Revenue , 2018 A , 4% , 1/01/42 .......... 10,855,000 10,840,707
County of Spokane , Airport , Revenue , 2024 B , 5.25% , 1/01/49 ................. 11,690,000 12,115,079
Everett Housing Authority , Revenue , 2022 , Refunding , 4% , 7/01/37 .............. 34,480,000 34,046,111
Grant County Public Hospital District No. 1 , GO , 2023 , 5.125% , 12/01/52 ......... 4,500,000 4,524,441
NJB Properties , Revenue , 2006 A , 5% , 12/01/36 ............................ 5,000 5,005
Port of Seattle ,
Revenue , 2018 A , 5% , 5/01/38 ........................................ 15,000,000 15,198,147
Revenue , 2019 , 4% , 4/01/44 ......................................... 4,000,000 3,716,692
Skagit County Public Hospital District No. 1 , Revenue , 2024 , 5.5% , 12/01/54 ....... 3,050,000 3,143,754
Vancouver Housing Authority ,
Revenue , 2024 , 4% , 8/01/34 ......................................... 6,000,000 5,989,935
Revenue , 2025 , 5% , 8/01/40 ......................................... 3,400,000 3,517,538
Washington Health Care Facilities Authority ,
d
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 5% ,
12/01/29 ....................................................... 250,000 269,988
d
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 5% ,
12/01/33 ....................................................... 250,000 273,230
d
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 3% ,
12/01/34 ....................................................... 300,000 287,814
d
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 4% ,
12/01/45 ....................................................... 1,200,000 1,106,219
d
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 4% ,
12/01/48 ....................................................... 910,000 826,393

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Washington Health Care Facilities Authority, (continued)
Multicare Health System Obligated Group , Revenue , 2017 B , Refunding , 4% , 8/15/41 $ 25,000,000 $ 24,090,820
Providence St. Joseph Health Obligated Group , Revenue , 2012 A , 5% , 10/01/42 .. 10,175,000 10,178,273
Providence St. Joseph Health Obligated Group , Revenue , 2014 D , Refunding , 5% ,
10/01/38 ....................................................... 8,000,000 8,008,817
Washington Higher Education Facilities Authority , Seattle Pacific University , Revenue ,
2020 A , Refunding , 5% , 10/01/42 ...................................... 3,800,000 3,484,714
Washington State Convention Center Public Facilities District , Lodging Tax , Revenue ,
2021 B , Refunding , 4% , 7/01/43 ....................................... 14,855,000 13,660,774
d
Washington State Housing Finance Commission ,
Madison at Rivers Edge Apartments LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 2,840,000 2,443,546
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured ,
5.25% , 7/01/64 .................................................. 10,000,000 10,126,725
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 6.375% ,
7/01/63 ........................................................ 5,720,000 6,201,396
193,717,078
West Virginia 0.6%
County of Ohio , Tax Allocation , 2024 , Refunding , 5.25% , 6/01/53 ................ 1,500,000 1,506,953
c
West Virginia Economic Development Authority , Kentucky Power Co. , Revenue , 2014
A , Refunding , Mandatory Put , 4.7% , 6/17/26 ............................. 6,000,000 6,032,862
West Virginia Hospital Finance Authority ,
Cabell Huntington Hospital Obligated Group , Revenue , 2018 A , Refunding , 5% ,
1/01/43 ........................................................ 8,250,000 7,762,742
Vandalia Health, Inc. Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/38 . 3,040,000 3,124,309
Vandalia Health, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6% , 9/01/53 . 3,000,000 3,262,618
West Virginia United Health System Obligated Group , Revenue , 2017 A , 5% , 6/01/47 7,000,000 7,040,631
West Virginia United Health System Obligated Group , Revenue , 2018 A , 5% , 6/01/52 10,000,000 10,060,197
West Virginia Water Development Authority ,
Revenue , 2016 A , Refunding , 5% , 10/01/36 .............................. 5,000,000 5,051,938
Revenue , 2016 A , Refunding , 5% , 10/01/45 .............................. 5,435,000 5,440,738
49,282,988
Wisconsin 6.4%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 37,350,000 38,773,285
Revenue , 2023-1 , A , 5.75% , 7/01/62 ................................... 23,689,164 24,863,715
d
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 21,085,631 17,012,830
e
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 184,234,136 87,090,148
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 A , 5% ,
11/15/41 ....................................................... 1,205,000 1,227,610
Blue Ridge Healthcare Obligated Group , Revenue , 2020 A , Refunding , 3% , 1/01/50 2,185,000 1,603,339
CFC-SA LLC , Revenue, Senior Lien , 2022 A , 5% , 2/01/62 ................... 10,000,000 9,980,214
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/41 .......... 1,000,000 905,221
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/61 .......... 10,000,000 7,897,829
d
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 10,000,000 10,307,377
c
Duke Energy Progress LLC , Revenue , 2022 B , Refunding , Mandatory Put , 4% ,
10/01/30 ....................................................... 2,200,000 2,254,694
EMU Campus Living LLC , Revenue , 2022 A-1 , BAM Insured , 5.5% , 7/01/52 ...... 5,000,000 5,248,996
EMU Campus Living LLC , Revenue , 2022 A-1 , BAM Insured , 5.625% , 7/01/55 .... 6,620,000 6,992,851
d
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 22,945,000 22,145,413
d
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 20,575,000 21,469,508
d
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 A , 3.8% , 12/01/37 24,375,000 21,406,532
NC A&T Real Estate Foundation LLC , Revenue , 2024 A , 5.25% , 6/01/54 ........ 2,325,000 2,359,937
d
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 11,975,000 12,092,112

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
d,e
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. $ 122,250,000 $ 77,797,431
d
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 22,565,000 22,661,648
d
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 B , 7.5% , 12/01/29 ..... 2,645,000 2,759,532
RED River Valley Alliance LLC , Revenue , 2021 , 4% , 9/30/51 ................. 730,000 606,820
RED River Valley Alliance LLC , Revenue , 2021 , 4% , 3/31/56 ................. 30,185,000 24,477,822
Southeastern Regional Medical Center Obligated Group , Revenue , 2021 A ,
Refunding , 4% , 2/01/39 ............................................ 4,755,000 4,199,534
Southeastern Regional Medical Center Obligated Group , Revenue , 2021 A ,
Refunding , 4% , 2/01/46 ............................................ 11,980,000 9,661,115
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 5.75% , 12/31/65 ...... 13,775,000 14,278,423
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 6.5% , 12/31/65 ....... 7,980,000 8,770,990
Triad Math & Science Academy Co. , Revenue , 2021 A , 4% , 6/15/41 ............ 1,280,000 1,144,684
Triad Math & Science Academy Co. , Revenue , 2021 A , 4% , 6/15/51 ............ 10,000 8,091
Triad Math & Science Academy Co. , Revenue , 2021 A , 4% , 6/15/61 ............ 6,000,000 4,660,653
Triad Math & Science Academy Co. , Revenue , 2022 , 5.25% , 6/15/52 ........... 1,610,000 1,577,861
Triad Math & Science Academy Co. , Revenue , 2022 , 5.375% , 6/15/57 .......... 1,550,000 1,539,072
Triad Math & Science Academy Co. , Revenue , 2025 , Refunding , 5.5% , 6/15/55 ... 2,135,000 2,146,286
Triad Math & Science Academy Co. , Revenue , 2025 , Refunding , 5.25% , 6/15/65 .. 2,125,000 2,032,475
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/46 ....... 5,075,000 4,114,003
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/51 ....... 5,705,000 4,385,290
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/56 ....... 2,250,000 1,685,122
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/41 ........................................... 1,010,000 959,745
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/51 ........................................... 2,185,000 1,847,010
Wisconsin Health & Educational Facilities Authority ,
Children's Hospital of Wisconsin Obligated Group , Revenue , 2017 , Refunding , 4% ,
8/15/42 ........................................................ 15,000,000 14,603,050
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/47 .................................................... 5,200,000 4,324,228
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/57 .................................................... 1,400,000 1,088,255
St. John's Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding , 4% ,
9/15/36 ........................................................ 530,000 512,412
St. John's Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding , 4% ,
9/15/45 ........................................................ 475,000 405,978
St. John's Communities, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% ,
9/15/36 ........................................................ 775,000 749,281
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/46 ...... 895,000 741,719
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/51 ...... 1,335,000 1,053,366
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/55 ...... 1,760,000 1,356,312
Wisconsin Masonic Home Obligated Group , Revenue , 2024 A , 5.75% , 8/15/59 .... 1,940,000 1,990,712
511,770,531
U.S. Territories 2.6%
District of Columbia 2.1%
District of Columbia ,
Catholic University of America (The) , Revenue , 2017 B , 5% , 10/01/42 .......... 20,535,000 20,699,726
Catholic University of America (The) , Revenue , 2017 B , 5% , 10/01/47 .......... 25,110,000 25,143,504
Catholic University of America (The) , Revenue , 2018 , Refunding , 5% , 10/01/43 ... 4,000,000 4,021,641
International School Obligated Group , Revenue , 2019 , 5% , 7/01/49 ............ 1,000,000 988,007
International School Obligated Group , Revenue , 2019 , 5% , 7/01/54 ............ 1,905,000 1,856,309
Water & Sewer Authority , Revenue, Senior Lien , 2018 A , 5% , 10/01/49 .......... 25,000,000 25,450,155
Metropolitan Washington Airports Authority ,
Aviation , Revenue , 2018 A , Refunding , 5% , 10/01/48 ....................... 10,275,000 10,376,419

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
District of Columbia (continued)
Metropolitan Washington Airports Authority, (continued)
Aviation , Revenue , 2019 A , Refunding , 5% , 10/01/49 ....................... $ 10,000,000 $ 10,095,941
Aviation , Revenue , 2023 A , Refunding , 5.25% , 10/01/53 ..................... 6,000,000 6,234,979
Dulles Toll Road , Revenue, Second Lien , 2009 C , Pre-Refunded , AG Insured , 6.5% ,
10/01/41 ....................................................... 25,000,000 25,834,578
Dulles Toll Road , Revenue, Sub. Lien , 2019 B , Refunding , 4% , 10/01/49 ........ 13,555,000 12,097,955
Washington Metropolitan Area Transit Authority ,
Dedicated , Revenue , 2021 A , 4% , 7/15/43 ............................... 12,775,000 12,540,181
Dedicated , Revenue, Second Lien , 2025 A , 5% , 7/15/60 ..................... 12,000,000 12,493,998
167,833,393
Puerto Rico 0.5%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 5,780,000 5,857,830
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue , 2000 B , 6.625% , 1/01/27 .................................... 317,172 315,140
Revenue , 2000 B , 6.625% , 1/01/28 .................................... 2,419,017 2,400,915
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 27,546,000 26,803,258
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 5,593,000 5,269,463
40,646,606
Total U.S. Territories .................................................................... 208,479,999
Total Municipal Bonds (Cost $ 7,861,512,402 ) ...................................
7,797,045,646
Total Long Term Investments (Cost $ 7,897,172,402 ) .............................
7,834,459,156
a
a a a a
Short Term Investments 1.0%
Municipal Bonds 1.0%
Arizona 0.2%
i
Arizona Health Facilities Authority , Banner Health Obligated Group , Revenue , 2015 C ,
LOC Bank of America NA , Daily VRDN and Put , 3.9% , 1/01/46 ................ 15,400,000 15,400,000
Georgia 0.2%
i
Roswell Development Authority , WellStar Health System Obligated Group , Revenue ,
2025 A , LOC Truist Bank , Daily VRDN and Put , 3.95% , 4/01/47 ............... 17,800,000 17,800,000
Michigan 0.1%
i
Grand Traverse County Hospital Finance Authority , Munson Healthcare Obligated
Group , Revenue , 2019 C , Refunding , LOC PNC Bank NA , Daily VRDN and Put ,
3.85% , 7/01/41 ................................................... 3,600,000 3,600,000
i
Green Lake Township Economic Development Corp. , Interlochen Center for the Arts ,
Revenue , 2004 , Refunding , LOC PNC Bank NA , Daily VRDN and Put , 3.9% , 6/01/34 5,000,000 5,000,000
8,600,000
Minnesota 0.1%
i
City of Minneapolis , Fairview Health Services Obligated Group , Revenue , 2018 C ,
Refunding , LOC Bank of America NA , Daily VRDN and Put , 3.95% , 11/15/48 ..... 200,000 200,000
i
City of Rochester , Mayo Clinic , Revenue , 2025 D , LOC Barclays Bank plc , Daily VRDN
and Put , 2.9% , 11/15/64 ............................................. 7,300,000 7,300,000
7,500,000

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Missouri 0.1%
i
Health & Educational Facilities Authority of the State of Missouri , SSM Health Care
Obligated Group , Revenue , 2014 F , Daily VRDN and Put , 3.95% , 6/01/44 ........ $ 5,300,000 $ 5,300,000
Oregon 0.3%
i
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 B ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 3.95% , 8/01/34 ............ 22,795,000 22,795,000
Total Municipal Bonds (Cost $ 77,395,000 ) ......................................
77,395,000
Total Short Term Investments (Cost $ 77,395,000 ) ................................
77,395,000
a
Total Investments (Cost $ 7,974,567,402 ) 98.9% ..................................
$7,911,854,156
Other Assets, less Liabilities 1.1% .............................................
93,038,264
Net Assets 100.0% ...........................................................
$8,004,892,420
See Abbreviations on page 48 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
b
Non-income producing.
c
The maturity date shown represents the mandatory put date.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2025, the aggregate value of these securities was $799,404,136, representing 10.0% of net assets.
e
The rate shown represents the yield at period end.
f
The coupon rate shown represents the rate at period end.
g
Security purchased on a when-issued basis. See Note 1(b).
h
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
i
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Federal Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
October 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Federal Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $7,974,567,402
Value - Unaffiliated issuers .................................................................. $7,911,854,156
Cash .................................................................................... 27,248
Receivables:
Investment securities sold ................................................................... 11,294,710
Capital shares sold ........................................................................ 2,485,093
Interest ................................................................................. 103,918,108
Total assets .......................................................................... 8,029,579,315
Liabilities:
Payables:
Investment securities purchased .............................................................. 5,500,000
Capital shares redeemed ................................................................... 13,269,305
Management fees ......................................................................... 3,011,655
Distribution fees .......................................................................... 815,822
Transfer agent fees ........................................................................ 917,371
Trustees' fees and expenses ................................................................. 166
Distributions to shareholders ................................................................. 522,030
Accrued expenses and other liabilities ........................................................... 650,546
Total liabilities ......................................................................... 24,686,895
Net assets, at value ................................................................. $8,004,892,420
Net assets consist of:
Paid-in capital ............................................................................. $8,942,672,773
Total distributable earnings (losses) ............................................................. (937,780,353)
Net assets, at value ................................................................. $8,004,892,420

Franklin Federal Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
October 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Federal Tax-
Free Income
Fund
Class A:
Net assets, at value ....................................................................... $2,014,131,016
Shares outstanding ........................................................................ 186,392,402
Net asset value per share
a ,b
.................................................................. $10.81
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $11.23
Class A1:
Net assets, at value ....................................................................... $3,881,509,112
Shares outstanding ........................................................................ 359,177,843
Net asset value per share
a ,b
.................................................................. $10.81
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $11.23
Class C:
Net assets, at value ....................................................................... $110,346,428
Shares outstanding ........................................................................ 10,219,201
Net asset value and maximum offering price per share
a ,b
............................................ $10.80
Class R6:
Net assets, at value ....................................................................... $902,481,950
Shares outstanding ........................................................................ 83,435,710
Net asset value and maximum offering price per share
b
............................................. $10.82
Advisor Class:
Net assets, at value ....................................................................... $1,096,423,914
Shares outstanding ........................................................................ 101,343,565
Net asset value and maximum offering price per share
b
............................................. $10.82
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Federal Tax-Free Income Fund
Financial Statements
Statement of Operations
for the six months ended October 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Federal Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $181,674,664
Expenses:
Management fees (Note 3 a ) ................................................................... 17,855,873
Distribution fees: (Note 3c )
    Class A ................................................................................ 2,471,061
    Class A1 ............................................................................... 1,964,515
    Class C ................................................................................ 382,122
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 623,921
    Class A1 ............................................................................... 1,239,626
    Class C ................................................................................ 37,062
    Class R6 ............................................................................... 56,222
    Advisor Class ............................................................................ 345,166
Custodian fees (Note 4 ) ...................................................................... 25,629
Reports to shareholders fees .................................................................. 110,122
Registration and filing fees .................................................................... 118,449
Professional fees ........................................................................... 80,819
Trustees' fees and expenses .................................................................. 43,249
Other .................................................................................... 232,405
Total expenses ......................................................................... 25,586,241
Net expenses ......................................................................... 25,586,241
Net investment income ................................................................ 156,088,423
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (33,710,989)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 243,655,675
Unfunded commitments .................................................................... (909,503)
Net realized and unrealized gain (loss) ............................................................ 209,035,183
Net increase (decrease) in net assets resulting from operations .......................................... $365,123,606

Franklin Federal Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Federal Tax-Free Income Fund
Six Months Ended
October 31, 2025
(unaudited)
Year Ended
April 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $156,088,423 $313,780,117
Net realized gain (loss) ................................................. (33,710,989) (53,939,911)
Net change in unrealized appreciation (depreciation) ........................... 242,746,172 (51,726,620)
Net increase (decrease) in net assets resulting from operations ................ 365,123,606 208,113,586
Distributions to shareholders:
Class A ............................................................. (36,420,479) (70,738,894)
Class A1 ............................................................ (75,317,654) (160,948,680)
Class C ............................................................. (1,931,373) (4,802,568)
Class R6 ............................................................ (17,172,031) (31,174,415)
Advisor Class ........................................................ (21,495,076) (43,173,369)
Total distributions to shareholders .......................................... (152,336,613) (310,837,926)
Capital share transactions: (Note 2 )
Class A ............................................................. (29,052,098) 50,235,206
Class A1 ............................................................ (246,289,424) (529,565,288)
Class C ............................................................. (19,966,138) (52,332,071)
Class R6 ............................................................ 86,289,981 (22,049,972)
Advisor Class ........................................................ (38,445,553) (14,004,164)
Total capital share transactions ............................................ (247,463,232) (567,716,289)
Net increase (decrease) in net assets ................................... (34,676,239) (670,440,629)
Net assets:
Beginning of period ..................................................... 8,039,568,659 8,710,009,288
End of period .......................................................... $8,004,892,420 $8,039,568,659

Franklin Federal Tax-Free Income Fund

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Federal Tax-Free Income Fund (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company. The Fund
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6 and Advisor
Class. Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for
8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC)
securities are valued within the range of the most recent
quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according
to the broadest and most representative market. Certain
equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of October 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Amortization of premium and accretion of discount on
debt securities are included in interest income. Paydown
gains and losses are recorded as an adjustment to interest
income. Dividend income is recorded on the ex-dividend
date. Dividends from net investment income are normally
declared daily; these dividends may be reinvested or paid
monthly to shareholders. Distributions from net realized
capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among  capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At October 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
October 31, 2025
Year Ended
April 30, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 18,259,497 $192,096,275 39,094,355 $422,755,566
Shares issued in reinvestment of distributions .......... 3,306,847 34,790,645 6,181,886 66,861,343
Shares redeemed ............................... (24,391,547) (255,939,018) (40,669,921) (439,381,703)
Net increase (decrease) .......................... (2,825,203) $(29,052,098) 4,606,320 $50,235,206
Class A1 Shares:
Shares sold ................................... 2,775,738 $29,156,000 6,989,511 $75,720,306
Shares issued in reinvestment of distributions .......... 6,405,046 67,374,636 13,178,274 142,577,579
Shares redeemed ............................... (32,627,681) (342,820,060) (69,092,499) (747,863,173)
Net increase (decrease) .......................... (23,446,897) $(246,289,424) (48,924,714) $(529,565,288)
Class C Shares:
Shares sold ................................... 457,335 $4,821,240 1,007,089 $10,887,435
Shares issued in reinvestment of distributions .......... 179,463 1,885,251 425,366 4,599,719
Shares redeemed
a
.............................. (2,539,462) (26,672,629) (6,269,094) (67,819,225)
Net increase (decrease) .......................... (1,902,664) $(19,966,138) (4,836,639) $(52,332,071)
Class R6 Shares:
Shares sold ................................... 11,115,175 $116,518,637 7,869,457 $85,412,404
Shares issued in reinvestment of distributions .......... 1,638,573 17,259,918 2,862,463 30,992,280
Shares redeemed ............................... (4,521,510) (47,488,574) (12,743,185) (138,454,656)
Net increase (decrease) .......................... 8,232,238 $86,289,981 (2,011,265) $(22,049,972)
Advisor Class Shares:
Shares sold ................................... 13,459,277 $141,590,356 25,054,287 $271,652,856
Shares issued in reinvestment of distributions .......... 1,930,316 20,324,891 3,734,871 40,448,007
Shares redeemed ............................... (19,080,863) (200,360,800) (30,158,290) (326,105,027)
Net increase (decrease) .......................... (3,691,270) $(38,445,553) (1,369,132) $(14,004,164)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the period ended October 31, 2025, the annualized gross effective investment management fee rate was 0.448% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
3. Transactions with Affiliates
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended October 31, 2025, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$880,762 was retained by Investor Services.
f. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until August 31, 2026.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended October 31, 2025, these purchase and sale transactions aggregated $158,595,000 and $178,266,660, respectively, with net realized losses of
$715,754.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended October 31, 2025, there were no credits earned.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2025, the capital loss carryforwards were as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $21,807
CDSC retained .............................................................................. $129,535
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 308,965,459
Long term ................................................................................ 547,499,182
Total capital loss carryforwards ............................................................... $856,464,641
a
a
Includes $90,841,159 from the merged Franklin Florida Tax-Free Income Fund, Franklin Kentucky Tax-Free Income Fund and Franklin Tennessee Municipal Bond Fund,
which may be carried over to offset future capital gains, subject to certain limitations.
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At October 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2025, aggregated
$521,812,057 and $850,868,101, respectively.
7. Defaulted Securities
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At October
31, 2025, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended October 31, 2025, the Fund did not use the Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Cost of investments .......................................................................... $7,970,193,329
Unrealized appreciation ........................................................................ $218,184,941
Unrealized depreciation ........................................................................ (276,524,114)
Net unrealized appreciation (depreciation) .......................................................... $(58,339,173)
5. Income Taxes
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  period .
10. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Federal Tax-Free Income Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ $ — $ — $ —
b
$ —
Corporate Bonds ........................ — — 37,413,510 37,413,510
Municipal Bonds ......................... — 7,797,045,646 — 7,797,045,646
Short Term Investments ................... — 77,395,000 — 77,395,000
Total Investments in Securities ........... $— $7,874,440,646 $37,413,510 $7,911,854,156
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
9. Fair Value Measurements
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Abbreviations
Selected Portfolio
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHA
Federal Housing Administration
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
TSOF
Term SOFR

Franklin Federal Tax-Free Income Fund

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4316-SFSOI 12/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.
ITEM 19.	EXHIBITS.

(a) (1) Not applicable

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Federal Tax-Free Income Fund

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	December 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	December 29, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	December 29, 2025